IMPORTANT NOTICE: PLEASE COMPLETE THE ENCLOSED PROXY CARD/VOTING INSTRUCTION FORM AND RETURN IT AS SOON AS POSSIBLE.

GARTMORE MUTUAL FUNDS

NATIONWIDE LARGE CAP GROWTH FUND

GARTMORE GROWTH FUND

1200 RIVER ROAD

CONSHOHOCKEN, PENNSYLVANIA 19428

October 22, 2003

Dear Valued Shareholder:

Enclosed is a Notice of a Special Meeting of Shareholders (the “Meeting”) of the Nationwide Large Cap Growth Fund and the Gartmore Growth Fund (each a “Fund,” and, collectively, the “Funds”) series of Gartmore Mutual Funds, an Ohio business trust (the “Trust”). The Meeting is scheduled for December 12, 2003, at 9:00 a.m., Eastern time, at 1200 River Road, Conshohocken, Pennsylvania 19428. The accompanying materials describe an important proposal that may affect the future of your Fund(s), and also contain a Prospectus/Proxy Statement and proxy card/voting instruction form. When you provide us with your completed proxy card/voting instruction form, it tells us how you wish to vote on the important issue being presented for your consideration at the Meeting. If you complete and sign the proxy card/voting instruction form, your shares will be voted exactly as you tell us. If you simply sign the proxy/voting instruction form, and do not provide us with voting instructions, your shares will be voted “FOR” the proposed Plan of Reorganization (described below). In addition, the persons designated as proxies will be authorized to vote in their discretion on any other matters that may properly come before the Meeting. We ask that you review this document and vote using the enclosed proxy card/voting instruction form. If shareholders return their proxy cards/voting instruction forms promptly, we may be able to avoid making additional mailings.

PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND RETURN THE

ENCLOSED PROXY CARD/VOTING INSTRUCTION FORM

The Board of Trustees of the Trust unanimously recommends that you approve a Plan of Reorganization that would result in the various classes of shares of the Nationwide Large Cap Growth Fund (the “Large Cap Growth Fund”), one series of the Trust, in effect, being exchanged for the corresponding classes of shares of the Gartmore Growth Fund (the “Growth Fund”), another series of the Trust. If the shareholders of both the Large Cap Growth Fund and the Growth Fund approve the proposal, shareholders of the Large Cap Growth Fund will receive shares of the corresponding class of the Growth Fund equal in aggregate value to the shares they own in that class of the Large Cap Growth Fund immediately prior to the reorganization. After the reorganization, those shareholders will no longer be shareholders of the Large Cap Growth Fund, and instead will be shareholders of the Growth Fund.

The Board of Trustees is recommending that you approve the Plan of Reorganization and resulting transaction for the following reasons:

•	For both Funds, shareholders should benefit from the greater efficiencies that can result from an investment in a larger fund, including potentially lower expense ratios and greater portfolio management efficiencies and, specifically for the Large Cap Growth Fund shareholders, there should be a benefit from the lower expense ratios of the Growth Fund relative to the Large Cap Growth Fund;

•	The Funds have identical investment objectives and are managed similarly (as described below), and the Board of Trustees and the Funds’ investment adviser do not believe that it is desirable or in the best interests of shareholders to maintain two funds that are so similar;

•	For the Large Cap Growth Fund shareholders, significant recent efforts by the Growth Fund’s investment adviser to improve that Fund’s performance have begun to materialize and shareholders of the Large Cap Growth Fund would likely benefit from those efforts if they became shareholders of the Growth Fund;

•	For both Funds, as described more fully in the attached Prospectus/Proxy Statement, the transactions contemplated by the Plan of Reorganization are expected to be tax-free for federal income tax purposes, which means that shareholders of the Large Cap Growth Fund would not have a taxable gain or loss on the exchange of their shares and there will be no tax consequences to the Growth Fund’s shareholders; and

•	For both Funds, the expenses resulting from the transactions contemplated by the Plan of Reorganization, including the costs of soliciting proxies, will be paid by the Funds’ investment adviser or one of its affiliates.

Both Funds are managed by Gartmore Mutual Fund Capital Trust, and the Large Cap Growth Fund is subadvised by Goldman Sachs Investment Management, L.P. The Growth Fund’s investment objective, policies, strategies and portfolio management will not be affected if shareholders approve the Plan of Reorganization.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS

THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

•	To ensure that your vote is counted, indicate your position on the enclosed proxy card/voting instruction form.

•	Sign and return your card/form promptly.

•	If you determine at a later date that you wish to attend the Meeting, you may revoke your proxy/voting instructions and vote in person.

If you have any account specific questions, please call the Trust at 1-800-848-0920. If you have any questions relating to the accompanying Prospectus/Proxy Statement or need assistance voting your shares, please call our proxy solicitor, DF King & Co. Inc. at 1-800-714-3305. Thank you for your prompt attention to this matter.

Sincerely,

Paul J. Hondros

Chairman

Gartmore Mutual Funds

2

GARTMORE MUTUAL FUNDS

NATIONWIDE LARGE CAP GROWTH FUND

GARTMORE GROWTH FUND

1200 RIVER ROAD

CONSHOHOCKEN, PENNSYLVANIA 19428

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

Scheduled for December 12, 2003

To the Shareholders of the Nationwide Large Cap Growth Fund and the Gartmore Growth Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of the Nationwide Large Cap Growth Fund (the “Large Cap Growth Fund”) and the Gartmore Growth Fund (the “Growth Fund”) (collectively, the “Funds”), each a series of Gartmore Mutual Funds, an Ohio business trust (the “Trust”), will be held at 1200 River Road, Conshohocken, Pennsylvania 19428 on Friday, December 12, 2003 at 9:00 a.m., Eastern time. The Meeting is being called for the following purposes:

1.	To approve or disapprove a Plan of Reorganization with respect to the Large Cap Growth Fund and the Growth Fund that provides for the acquisition by the Growth Fund of all of the assets, subject to liabilities, of the Large Cap Growth Fund in exchange solely for Class A shares, Class B shares, Class C shares and Institutional Service Class shares of the Growth Fund, followed by the distribution pro rata of such shares to the shareholders of the Large Cap Growth Fund holding the corresponding class of shares of the Large Cap Growth Fund in complete liquidation, and the dissolution of the Large Cap Growth Fund.

2.	To transact such other business as may properly come before the Meeting or any adjournment thereof.

The attached Prospectus/Proxy Statement provides more information about the transaction contemplated by the Plan of Reorganization. A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

Shares of the Funds may be purchased by certain separate accounts of Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company or one of their affiliated insurance companies (collectively, “Nationwide”) to fund benefits payable under certain variable annuity contracts and variable life insurance policies (“variable contracts”). Nationwide hereby solicits and agrees to vote at the Meeting, to the extent required, shares of the Funds which are held in these separate accounts in accordance with instructions timely received from owners of the variable contracts. With respect to all other shareholders, the Trustees of the Trust are soliciting your votes.

If you are a shareholder of record at the close of business on October 1, 2003, you have the right to direct the persons listed on the enclosed proxy card on how your shares in the Fund(s) should be voted. If you are a variable contract owner of record at the close of business on October 1, 2003, you have the right to instruct Nationwide on how the Fund shares attributable to your variable contract should be voted. To assist you, a proxy card or a voting instruction form is enclosed.

By Order of the Board of Trustees

Eric E. Miller, Secretary

Gartmore Mutual Funds

October 22, 2003

TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD OR VOTING INSTRUCTION FORM IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD OR VOTING INSTRUCTION FORM PROMPTLY SO THAT A QUORUM MAY BE ENSURED.

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES

YOU OWNED ON THE RECORD DATE.

2

PROSPECTUS/PROXY STATEMENT

i

PROSPECTUS/PROXY STATEMENT

Dated October 22, 2003

Acquisition of All of the Assets, Subject to

Liabilities, of the

NATIONWIDE LARGE CAP GROWTH FUND,

a series of

GARTMORE MUTUAL FUNDS

By and in exchange for

Class A shares, Class B shares, Class C shares and Institutional

Service Class shares of the

GARTMORE GROWTH FUND,

also a series of

GARTMORE MUTUAL FUNDS

1200 River Road

Conshohocken, Pennsylvania 19428

1-800-848-0920

This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of the Nationwide Large Cap Growth Fund (the “Large Cap Growth Fund”) and the Gartmore Growth Fund (the “Growth Fund”), each a series of Gartmore Mutual Funds (the “Trust”). The shareholders of each of the Large Cap Growth Fund and the Growth Fund (together, the “Funds”) are being asked to approve a Plan of Reorganization (the “Plan”). If shareholders of both Funds vote to approve the Plan, all of the assets of the Large Cap Growth Fund, subject to liabilities of the Large Cap Growth Fund, will be acquired by the Growth Fund in exchange for Class A shares of the Growth Fund (“Growth Fund Class A Shares”), Class B shares of the Growth Fund (“Growth Fund Class B Shares”), Class C shares of the Growth Fund (“Growth Fund Class C Shares”) and Institutional Service Class shares of the Growth Fund (“Growth Fund ISC Shares”). (The Growth Fund Class A Shares, Growth Fund Class B Shares, Growth Fund Class C Shares and Growth Fund ISC Shares are referred to collectively as the “Growth Fund Shares.”)

The Meeting will be held at 1200 River Road, Conshohocken, Pennsylvania 19428, on Friday, December 12, 2003, at 9:00 a.m., Eastern time. This Prospectus/Proxy Statement is being furnished in connection with the solicitation (1) of proxies from shareholders of record of the Funds on October 1, 2003 (the “Record Date”), by the Board of Trustees on behalf of the Funds, and (2) of voting instructions by Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and their affiliated insurance companies (collectively, “Nationwide”) from owners of certain variable annuity contracts and variable insurance policies (collectively, “variable contracts”) having contract values on the Record Date allocated to a subaccount of a Nationwide separate account invested in shares of the Funds. This Prospectus/Proxy Statement and forms of proxy card or proxy card/voting instructions will be first sent to shareholders of the Funds on or about October 22, 2003.

This Prospectus/Proxy Statement contains the information about the proposed reorganization contemplated by the Plan and about the Growth Fund Shares that will be issued if the Plan is implemented, which shareholders of the Large Cap Growth Fund should know before approving the Plan and thereby investing in the Growth Fund Shares. Once you have reviewed this Prospectus/Proxy Statement, you should retain it for future reference. The current statement of additional information for the Funds, as it may be amended or supplemented from time to time (the “Gartmore SAI”), relating to the prospectuses of the Growth Fund and the Large Cap Growth Fund dated March 1, 2003, as supplemented from time to time (the “Gartmore Prospectuses”) and the statement of additional information (“SAI”) dated October 22, 2003 (relating to this Prospectus/Proxy Statement), each containing additional information, have been filed with the U.S. Securities and Exchange Commission (the “SEC”) (File Nos. 333-40455, 333-109014, 811-08495). The SAI relating to this Prospectus/Proxy Statement is incorporated herein by reference. The Annual Reports to Shareholders of the Funds for the fiscal year ended

October 31, 2002 (the “Annual Reports”) and Semi-Annual Reports to Shareholders of the Funds for the six month period ended April 30, 2003 (the “Semi-Annual Reports”) have also been filed with the SEC. You may request copies of the Gartmore Prospectuses, the Gartmore SAI, the SAI relating to this Prospectus/Proxy Statement, the Annual Reports or the Semi-Annual Reports without charge by calling 1-800-848-0920 or by writing to the Trust at P.O. Box 182205, Columbus, Ohio 43218-2205.

If shareholders of both Funds vote to approve the Plan, shareholders of the Large Cap Growth Fund will receive Growth Fund Shares as follows:

Current Shares	New Shares
Large Cap Growth Fund Class A shares	Growth Fund Class A Shares
Large Cap Growth Fund Class B shares	Growth Fund Class B Shares
Large Cap Growth Fund Class C shares	Growth Fund Class C Shares
Large Cap Growth Fund Institutional Service Class shares	Growth Fund ISC Shares

(The Large Cap Growth Fund Class A shares, Large Cap Growth Fund Class B shares, Large Cap Growth Fund Class C shares and Large Cap Growth Fund Institutional Service Class shares are referred to collectively as the “Large Cap Growth Fund Shares.”) The Growth Fund Shares that shareholders of the Large Cap Growth Fund will receive will be equal in value to the Large Cap Growth Fund Shares they hold immediately prior to the reorganization described in this Prospectus/Proxy Statement. In the event that shareholders of both Funds vote to approve the Plan, it is currently anticipated that the reorganization of the Large Cap Growth Fund with and into the Growth Fund as described in the Plan will occur on or about December 22, 2003. Pursuant to the Plan, the Large Cap Growth Fund will then be liquidated and dissolved.

The investment objectives of the Large Cap Growth Fund and the Growth Fund are identical—long-term capital appreciation. Also, the Funds have substantially similar investment strategies and identical fundamental investment restrictions. The main differences between the two Funds are that (1) the Growth Fund has had a significantly higher portfolio turnover rate during the past three years, and (2) while the Growth Fund is managed directly by Gartmore Mutual Fund Capital Trust, the Funds’ investment adviser (“Gartmore”), the Large Cap Growth Fund is managed in a “manager of managers” style where one or more subadvisers are selected by Gartmore to manage all or a portion of the Large Cap Growth Fund’s assets. Currently, the Large Cap Growth Fund is subadvised by Goldman Sachs Investment Management, L.P.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE GROWTH FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS/PROXY STATEMENT IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

INTRODUCTION

This Introduction and the section “COMPARISON OF SOME IMPORTANT FEATURES” provide only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (which is attached as Exhibit A) and the SAI relating to this Prospectus/Proxy Statement.

What proposal am I voting on?

You are being asked to consider and approve the Plan that will have the effect of combining the Large Cap Growth Fund with the Growth Fund. At a meeting held on September 18, 2003, the Board of Trustees of the Trust, on behalf of the Funds, approved the Plan and determined to recommend that shareholders of the Large Cap Growth Fund and the Growth Fund vote to approve the Plan. If shareholders of both Funds vote to approve the Plan, all of the assets, subject to liabilities, of the Large Cap Growth Fund will be transferred to the Growth Fund in exchange for Growth Fund Shares of equal value. The Growth Fund Shares will then be distributed pro rata to the holders of the Large Cap Growth Fund Shares, and the Large Cap Growth Fund will be liquidated and dissolved. (The proposed reorganization contemplated by the Plan is referred to in this Prospectus/Proxy Statement as the “Reorganization.”) As a result of the Reorganization, shareholders of the Large Cap Growth Fund will become shareholders of the Growth Fund. If you are a shareholder of the Large Cap Growth Fund, this means that, upon completion of the Reorganization, your shares of the Large Cap Growth Fund will, in effect, be exchanged for shares of the same class of the Growth Fund of equal value as of the time of the Reorganization. If you were a shareholder of the Growth Fund prior to the Reorganization, neither the number of shares you own in the Growth Fund nor the Growth Fund’s investment objective, policies, strategies or portfolio management will be affected by the Reorganization.

For the reasons set forth in the “REASONS FOR THE REORGANIZATION” section, the Board of Trustees of the Trust has determined that the Reorganization is in the best interests of the Funds and their respective shareholders. The Board of Trustees of the Trust also concluded that no dilution in value would result to the shareholders of either Fund as a result of the Reorganization.

THE BOARD OF TRUSTEES RECOMMENDS

THAT YOU VOTE TO APPROVE THE PLAN.

How will the shareholder voting be handled?

Shareholders who own shares of the Funds at the close of business on the Record Date (October 1, 2003), will be entitled to notice of and to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share of the Funds that they hold. The persons named as proxies on the enclosed proxy card(s) will vote shares of the Funds at the Meeting in accordance with the timely instructions received from shareholders. If a duly executed and dated proxy card is received that does not specify a choice (for, against or abstain), the persons named as proxies will consider its timely receipt as an instruction to vote “FOR” the Reorganization. Shareholders may revoke previously submitted proxies at any time prior to the Meeting by: (i) submitting to the Trust a subsequently dated proxy card; (ii) delivering to the Trust a written notice of revocation; or (iii) otherwise giving notice of revocation at the Meeting. In all cases, any action to revoke a proxy must be taken before the authority granted in the proxy card is exercised.

With respect to shares of the Funds held through Nationwide separate accounts as of the Record Date, Nationwide will vote those shares at the Meeting in accordance with instructions timely received from persons entitled to give voting instructions under the variable contracts. To the extent required, Nationwide will vote shares attributable to variable contracts as to which no voting instructions are received in proportion (for, against or abstain) to those for which instructions are timely received. If a duly executed and dated voting instruction form is received that does not specify a choice, Nationwide will consider its timely receipt as an instruction to vote “FOR” the Reorganization. Variable contract owners may revoke previously submitted voting instructions given to Nationwide at any time prior to the Meeting by: (i) submitting to Nationwide subsequently dated voting instructions; (ii) delivering to Nationwide a written notice of revocation; or (iii) otherwise giving notice of revocation at the Meeting. In all cases, any action to revoke voting instructions must be taken before the authority granted in the voting instruction form is exercised.

To approve the Plan, a majority of the outstanding Large Cap Growth Fund Shares and a majority of the outstanding shares of the Growth Fund must be voted in favor of it.

Please vote as soon as you receive this Prospectus/Proxy Statement. You may place your vote by (1) completing and signing the enclosed proxy card/voting instruction form, (2) voting through the Internet or by telephone by following the instructions on the enclosed proxy card/voting instruction form, or (3) through DF King & Co. Inc. (“DF King”), a proxy solicitor, by calling 1-800-714-3305. If you vote by either method, your votes will be officially cast at the Meeting by the persons appointed as proxies or by Nationwide, as appropriate.

When will the Reorganization become effective?

The Reorganization is currently anticipated to occur on or about December 22, 2003, assuming shareholder approval is obtained from the shareholders of both Funds. Shortly after the Reorganization is completed, shareholders of the Large Cap Growth Fund will receive new account information relating to their new ownership of Growth Fund Shares.

What will happen to accounts of the Large Cap Growth Fund shareholders after the Reorganization?

Upon approval and closing of the Reorganization, the accounts of shareholders of the Large Cap Growth Fund will automatically be transferred to the Growth Fund. After the Reorganization, shareholders of the Large Cap Growth Fund will be assigned a new account at the Growth Fund, and the Large Cap Growth Fund shareholder accounts will be closed. This process will occur automatically, with no action required by shareholders of the Large Cap Growth Fund.

Various types of account servicing features currently available to Large Cap Growth Fund shareholders, such as systematic purchase and withdrawal plans, will transfer automatically to the new Growth Fund shareholder accounts. Following the Reorganization, shareholders of the Large Cap Growth Fund will enjoy the same array of account options as they do presently as shareholders of the Large Cap Growth Fund. Growth Fund Shares delivered to the holders of Large Cap Growth Fund Shares that are subject to a contingent deferred sales charge (“CDSC”) will be given credit for the amount of time the Large Cap Growth Fund Shares were held by the shareholder for the purposes of determining the applicable CDSC.

What are the general tax consequences of the Reorganization?

It is expected that shareholders of the Large Cap Growth Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their Large Cap Growth Fund Shares for Growth Fund Shares. It is also expected that shareholders of the Growth Fund will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization. If you are a Large Cap Growth Fund shareholder, however, you should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You also should consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Reorganization, please see the section “INFORMATION ABOUT THE REORGANIZATION—What are the tax consequences of the Reorganization?”

COMPARISON OF SOME IMPORTANT FEATURES

How do the investment objectives, principal strategies and risks of the Funds compare?

This section contains a table comparing the investment objective, strategies and principal risks of investing in each Fund. The discussion of the differences between the Funds is reflected in italics. For a more complete discussion of the principal risks of investing in the Funds, please see “What are the principal risks associated with investments in the Funds?” below.

The investment objective of each Fund is “non-fundamental.” This means that the investment objective for a Fund may be changed by the Board of Trustees of the Trust without shareholder approval. One notable difference in how the Funds are managed that is not reflected in the following table is that the Large Cap Growth Fund utilizes a “manager of managers” strategy whereby Gartmore, as the Funds’ investment adviser, selects one or more subadvisers to manage all or a certain portion of that Fund. For the Large Cap Growth Fund, Gartmore selected Goldman Sachs Asset Management, L.P. (“GSAM”) to manage that Fund on a day-to-day basis. However, Gartmore manages the Growth Fund directly.

In addition to the strategies set forth below, each Fund is also subject to certain additional investment policies and limitations, which are described in the Gartmore SAI. The Gartmore SAI, which is available upon request, sets forth additional information about the investment policies, strategies and limitations of each Fund.

Large Cap Growth Fund	Growth Fund
Investment Objective: Long-term capital appreciation. The investment objectives of the Funds are identical.	Investment Objective: Long-term capital appreciation.

Principal Investments:

Under normal conditions, the Large Cap Growth Fund invests at least 80% of its net assets in equity securities issued by large capitalization companies. Specifically, the Large Cap Growth Fund invests primarily in equity securities of U.S. large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

Principal Investments:

The Growth Fund primarily invests in common stocks of large capitalization companies. Under normal conditions, the Growth Fund generally intends to be fully invested in these securities. The Growth Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market.

The Large Cap Growth Fund considers large capitalization companies to be those with market capitalizations similar to the companies in the Russell 1000® Growth Index.(1) As of June 30, 2003, the market capitalizations of companies in the Russell 1000® Growth Index ranged from $286.8 million to $1.2 billion. Due to market fluctuations and the index’s annual reconstitution, the market capitalization of the companies within the Russell 1000® Growth Index may, at any given time, be higher or lower.

The Funds’ principal investment strategies are substantially the same. Both Funds invest primarily in

(1) The Russell 1000® Growth Index is a registered service mark of The Frank Russell Company which does not sponsor and is in no way affiliated with the Funds.

Large Cap Growth Fund	Growth Fund
equity securities of large capitalization companies that are expected to have earnings that consistently grow faster than other companies in the market. However, the two differ in that the Large Cap Growth Fund has an explicit policy to invest at least 80% of its assets in large capitalization companies, which it defines as companies that have market capitalizations similar to the companies in the Russell 1000® Growth Index, while the Growth Fund has only committed to investing primarily in large capitalization companies and does not qualify what it considers to be large capitalization companies. However, for performance purposes, the Growth Fund uses the Russell 1000® Growth Index as its benchmark. Also, the Large Cap Growth Fund’s strategy includes equity securities without limitation as to the type of equity securities, while the Growth Fund’s principal strategy only includes common stocks. However, both Funds historically have had almost all of their assets invested in common stocks of large capitalization companies as defined for the Large Cap Growth Fund.

Investment Style and Strategies:

The Large Cap Growth Fund emphasizes a company’s growth prospects in analyzing equity securities to be purchased by the Large Cap Growth Fund. The Large Cap Growth Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Large Cap Growth Fund’s expected return while maintaining risk, style, and capitalization and industry characteristics similar to the Russell 1000® Growth Index. The Large Cap Growth Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields.

There are two building blocks in the subadviser’s active management of the Large Cap Growth Fund. Under normal conditions, the subadviser generally buys and sells securities based on whether securities fit within this model:

1.      Stock Selection

         The Large Cap Growth Fund uses the subadviser’s proprietary multifactor model, a rigorous computerized rating system, to forecast the returns of securities in the Large Cap Growth Fund’s portfolio. This model incorporates common variables covering measures of:

•    Research (What do fundamental analysts think about the company and its prospects?)

Investment Style and Strategies:

Through research, the portfolio manager and analysts gather, check and analyze information about industries and companies to determine if they are well positioned for long-term growth. The Growth Fund seeks companies that have favorable long-term growth potential and the financial resources to capitalize on growth opportunities.

The portfolio manager will consider, among other things, a company’s financial strength, competitive position in its industry, projected future earnings, cash flows, and dividends when deciding whether to buy or sell securities. The Growth Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It generally will sell securities if:

•    The price of the security is overvalued.

•    The outlook of a company’s earnings growth becomes less attractive.

•    More favorable opportunities are identified.

The portfolio manager generally has a buy and hold strategy. However, the Growth Fund has engaged in more frequent portfolio securities trading in order to take advantage of recent volatile markets. Frequent portfolio transactions will lead to higher transaction costs for the Growth Fund and may cause additional tax consequences for shareholders.

Large Cap Growth Fund	Growth Fund

•    Value (How is the company priced relative to fundamental accounting measures?)

•    Momentum (What are medium-term price trends? How has the price responded to new information?)

•    Profitability (What is the company’s margin on sales? How efficient are its operations?)

•    Earnings Quality (Were earnings derived from sustainable (cash-based) sources?)

Each of these factors is carefully evaluated in the multifactor model because each has demonstrated a significant impact on the performance of the securities and markets they are designed to forecast. In this process, the subadviser manages risk by attempting to limit deviations from the benchmarks, running size and sector neutral portfolios.

2.      Portfolio Construction

         A proprietary computer optimizer calculates many security combinations (at each possible weighting) to construct the most efficient risk/return portfolio given the Large Cap Growth Fund’s benchmark.

The Funds have investment styles and strategies that are similar. Both Funds focus on research and take into account value, cash flows and dividends. However, the investment style and strategies of the two differ in certain respects. The Large Cap Growth Fund makes use of quantitative modeling techniques, in addition to research. When picking portfolio securities each Fund may focus on certain factors that the other Fund does not focus on. The Large Cap Growth Fund factors in a company’s momentum, profitability and earnings quality (as described above) while the Growth Fund factors in a company’s cash flows, projected future earnings, financial strength and competitive position in its industry.

Principal Risks:

The Large Cap Growth Fund is subject to the following principal risks:

•    Stock market risk

•    Market trends risk

The Growth Fund may have higher transaction costs and volatility than the Large Cap Growth Fund because the Growth Fund may engage in more active and frequent trading.

Principal Risks: The Growth Fund is subject to the following principal risks: • Stock market risk • Market trends risk • Portfolio turnover risk

What are the principal risks of investments in the Funds?

Investments in the Large Cap Growth Fund and the Growth Fund involve risks common to most mutual funds—the net asset value and total return of each of the Funds will depend upon changes in the value of their portfolio securities. There is no guarantee against losses (including the loss of principal) resulting from an investment in the Large Cap Growth Fund or the Growth Fund, and no guarantee that either the Large Cap Growth Fund or the Growth Fund will achieve its investment objective. The Large Cap Growth Fund and the Growth Fund are each subject to the risk that the Fund’s investment adviser/subadviser may make poor investment decisions, either regarding market movements or specific securities issuers. An investment in the Large Cap Growth Fund or the Growth Fund is not, by itself, a complete or balanced investment program.

The Large Cap Growth Fund and the Growth Fund are also subject to the risks presented by investing in equity securities. For example, both Funds are subject to stock market risk and market trends (i.e., the risk that from time to time the market may not favor growth-oriented stocks).

For more information about the risks of the Funds, see “What are the principal risks associated with an investment in the Funds?” under the heading “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND RISKS” in this Prospectus/Proxy Statement.

Who manages the Funds and what are their fees?

The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of the Trust. The Board of Trustees formulates and reviews the general policies regarding the operation of the Trust, and directs the officers to perform the daily functions on behalf of the Funds. The Board of Trustees meets periodically to review the performance, investment activity and investment practices of the Funds.

The Trust was organized as an Ohio business trust on October 30, 1997, and it is registered with the SEC. The Trust is authorized to issue an unlimited number of shares of beneficial interest. Currently, there are forty-four separate series of the Trust, including the Funds. The Funds are diversified, open-end, registered management investment company series, commonly referred to as “mutual funds.”

Gartmore, located at 1200 River Road, Conshohocken, Pennsylvania 19428, is the investment adviser for each Fund, and, as such, manages the investment of the Funds’ assets and supervises the daily business affairs of each of the Funds. Subject to the supervision and direction of the Board of Trustees of the Trust, Gartmore allocates the Large Cap Growth Fund’s assets among one or more subadvisers and evaluates and monitors the performance of such subadviser(s). As of June 30, 2003, Gartmore had assets under management of approximately $35.2 billion. Currently, GSAM serves as the subadviser for the Large Cap Growth Fund.

Gartmore, a Delaware statutory trust organized in 1999, is a wholly owned subsidiary of Gartmore Global Investments, Inc., a holding company which is a majority owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is wholly owned by Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

GSAM, an affiliated registered investment adviser of Goldman Sachs & Co. (“Goldman Sachs”), serves as subadviser to the Large Cap Growth Fund. As of March 31, 2003, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of approximately $322.8 billion. GSAM is located at 32 Old Slip, 24th Floor, New York, New York 10005.

In performing its investment advisory services, GSAM, although responsible for the management of the Large Cap Growth Fund, is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, GSAM has access to the research of Goldman Sachs, as well as certain proprietary technical models developed by Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

The Growth Fund’s portfolio manager is Christopher Baggini. As portfolio manager, Mr. Baggini is responsible for the day-to-day management of the Growth Fund and the selection of the Growth Fund’s investments. Mr. Baggini joined Gartmore in March 2000. Prior to joining Gartmore, Mr. Baggini was a portfolio manager for Allied Investment Advisors from November 1996 to March 2000.

The Large Cap Growth Fund’s portfolio managers are Robert C. Jones, Managing Director, Victor H. Pinter, Vice President, and Melissa Brown, Managing Director. Mr. Jones joined GSAM’s predecessor as a portfolio manager in 1989. Mr. Pinter joined GSAM’s predecessor as a research analyst in 1989 and became a portfolio manager in 1992. Ms. Brown joined GSAM’s predecessor as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

For the services provided under the Investment Advisory Agreement between the Trust and Gartmore, Gartmore receives an annual fee, paid monthly, based on the average daily net assets of the Funds, according to the following fee schedule:

Fund	Assets of such Fund	Investment Advisory Fee
Growth Fund	$0 up to $250 million	0.60%
	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%

Large Cap Growth Fund	$0 up to $150 million	0.80%
	$150 million and more	0.70%

For the fiscal year ended October 31, 2002, the total management fees paid to Gartmore by the Growth Fund, as a percentage of the Growth Fund’s average daily net assets, was 0.59%. The total management fees paid by the Large Cap Growth Fund to Gartmore for its advisory services for the fiscal year ended October 31, 2002, expressed as a percentage of the Large Cap Growth Fund’s average daily net assets, was 0.80% (before any waivers and reimbursements). For the fiscal year ended October 31, 2002, Gartmore voluntarily waived a portion of its fees and reimbursed certain expenses (in the amount of $69,286) in order to limit the annual fund operating expenses (exclusive of certain fees and expenses, such as Rule 12b-1 and administrative services fees) of the Large Cap Growth Fund Shares to 1.05%.

Out of its management fee, Gartmore paid Goldman Sachs Asset Management, a division of Goldman Sachs and the Large Cap Growth Fund’s prior subadviser, an annual subadvisory fee for the fiscal year ended October 31, 2002, based on the Large Cap Growth Fund’s average daily net assets, of 0.40%.

What are the fees and expenses of each Fund and what might they be after the Reorganization?

Fees and Expenses—The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds, as well as the pro forma fees and expenses of the Growth Fund after the Reorganization.

FEE TABLES FOR

THE LARGE CAP GROWTH FUND AND THE GROWTH FUND

A.  Class A Shares

	Actual				Pro forma Growth Fund— Class A After Reorganization
	Large Cap Growth Fund— Class A		Growth Fund— Class A
Shareholder Fees(1) (paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)	5.75	%(2)	5.75	%(2)	5.75	%(2)
Maximum Deferred Sales Charge (Load)
Imposed on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	None	(3)	None	(3)	None	(3)
Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.80%		0.59%		0.59%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.46	%(4)	0.31	%(4)	0.29	%(4)
Total Annual Fund Operating Expenses	1.51%		1.15%		1.13%

Amount of Fee Waiver/Expense Reimbursement	0.07%		—		—
Total Annual Fund Operating Expenses (After Waivers/Expense Limitations)	1.44	%(5)	1.15%		1.13%

B.  Class B Shares

	Actual				Pro forma Growth Fund— Class B After Reorganization
	Large Cap Growth Fund— Class B		Growth Fund— Class B
Shareholder Fees(1)
(paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load)
Imposed on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	5.00	%(6)	5.00	%(6)	5.00	%(6)

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.80%		0.59%		0.59%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.32	%(4)	0.29	%(4)	0.27	%(4)
Total Annual Fund Operating Expenses	2.12%		1.88%		1.86%

Amount of Fee Waiver/Expense Reimbursement	0.07%		—		—
Total Annual Fund Operating Expenses (After Waivers and Expense Limitations)	2.05	%(5)	1.88%		1.86%

C. Class C Shares
	Actual				Pro forma Growth Fund— Class C After Reorganization
	Large Cap Growth Fund— Class C		Growth Fund— Class C
Shareholder Fees(1)
(paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)	1.00%		1.00%		1.00%
Maximum Deferred Sales Charge (Load)
Imposed on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	1.00	%(7)	1.00	%(7)	1.00	%(7)

Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.80%		0.59%		0.59%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.32	%(4)	0.29	%(4)	0.27	%(4)
Total Annual Fund Operating Expenses	2.12%		1.88%		1.86%

Amount of Fee Waiver/Expense Reimbursement	0.07%		—		—
Total Annual Fund Operating Expenses (After Waivers/Expense Limitations)	2.05	%(5)	1.88%		1.86%

D. ISC Shares
	Actual				Pro forma Growth Fund— ISC Shares After Reorganization
	Large Cap Growth Fund— ISC Shares		Growth Fund— ISC Shares
Shareholder Fees(1)
(paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load)
Imposed on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	None		None		None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.80%		0.59%		0.59%
Distribution and/or Service (12b-1) Fees	None		None		None
Other Expenses	0.57	%(4)	0.29	%(4)	0.27	%(4)
Total Annual Fund Operating Expenses	1.37%		0.88%		0.86%

Amount of Fee Waiver/Expense Reimbursement	0.07%		—		—
Total Annual Fund Operating Expenses (After Waivers/Expense Limitations)	1.30	%(5)	0.88%		0.86%

(1)	If you buy and sell shares through a broker or other financial intermediary, such broker or financial intermediary may also charge you a transaction fee.

(2)	As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, refer to “BUYING, SELLING AND EXCHANGING FUND SHARES—How do I buy shares of the Funds?—Front-End Sales Charges” below.
(3)	A CDSC of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder’s fee was paid. See “BUYING, SELLING AND EXCHANGING FUND SHARES—How do I sell shares of the Funds?—CDSC on Class A, Class B and Class C shares” below.
(4)	“Other Expenses” have been restated to reflect revised fees under the Fund’s fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.
(5)	Through at least February 29, 2004, Gartmore contractually agreed to limit operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 1.05% for Class A, Class B, Class C and Institutional Service Class (“ISC”) shares of the Large Cap Growth Fund. The Large Cap Growth Fund is authorized to reimburse Gartmore for management fees previously waived and/or for the costs of Other Expenses paid by Gartmore provided that any such reimbursement will not cause the Large Cap Growth Fund to exceed the expense limitations then in effect. The Large Cap Growth Fund’s ability to reimburse Gartmore in this manner only applies to fees paid or reimbursements made by Gartmore at some time within the first five years from the time the Large Cap Growth Fund commenced operations.
(6)	A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See “BUYING, SELLING AND EXCHANGING FUND SHARES—How do I sell shares of the Funds?—CDSC on Class A, Class B and Class C Shares” below.
(7)	A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See “BUYING, SELLING AND EXCHANGING FUND SHARES—How do I sell shares of the Funds?—CDSC on Class A, Class B and Class C shares” below.

Examples

These examples show what you could pay in expenses over time. These examples can help you compare the costs of investing in Large Cap Growth Fund Shares with the cost of investing in Growth Fund Shares of the comparable class, both before and after the Reorganization. You can also use these examples to compare the costs of the Funds with other mutual funds. The examples assume that you invest $10,000 in the Large Cap Growth Fund and the Growth Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples assume a 5% return each year, the expense limitation for the Large Cap Growth Fund, as described above, is in place for only one year, and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares	1 Year		3 Years	5 Years	10 Years
Large Cap Growth Fund	$713	(1)	$1,018	$1,345	$2,267
Growth Fund	$685	(1)	$919	$1,172	$1,892
Pro forma Growth Fund (after the Reorganization)	$684	(1)	$913	$1,161	$1,871

Class B Shares	1 Year		3 Years	5 Years	10 Years
Large Cap Growth Fund	$708		$957	$1,333	$2,215
Growth Fund	$691		$891	$1,216	$1,919
Pro forma Growth Fund (after the Reorganization)	$689		$885	$1,206	$1,903

Class C Shares	1 Year		3 Years	5 Years	10 Years
Large Cap Growth Fund	$408		$751	$1,221	$2,522
Growth Fund	$391		$685	$1,106	$2,279
Pro forma Growth Fund (after the Reorganization)	$389		$679	$1,096	$2,258

ISC Class Shares	1 Year		3 Years	5 Years	10 Years
Large Cap Growth Fund	$132		$427	$743	$1,640
Growth Fund	$90		$281	$488	$1,084
Pro forma Growth Fund (after the Reorganization)	$88		$274	$477	$1,061

(1)	Assumes CDSC will not apply.

You would pay the following expenses on the same investment if you did not sell your shares:

Class B Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Fund	$208	$657	$1,133	$2,215
Growth Fund	$191	$591	$1,016	$1,919
Pro forma Growth Fund (after the Reorganization)	$189	$585	$1,006	$1,900

Class C Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Fund	$306	$751	$1,221	$2,522
Growth Fund	$289	$685	$1,106	$2,279
Pro forma Growth Fund (after the Reorganization)	$287	$679	$1,096	$2,258

These are just examples. They do not represent past or future expenses or returns.    Each of the Large Cap Growth Fund and the Growth Fund pays its operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account.

The expenses of each of the Large Cap Growth Fund and the Growth Fund are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

The performance of the Funds as of July 31, 2003, without the effect of any sales charges, is shown below:

Total Returns

	Inception Date	Cumulative Total Returns		Average Annual Total Returns
		3 month	YTD	1 Year	2 Year	3 Year
Large Cap Growth Fund—Class A	11/2/98	10.01%	15.46%	10.34%	(10.90%)	(19.94%)
Growth Fund—Class A	5/11/98	10.93%	18.36%	10.04%	(9.63%)	(22.55%)

Large Cap Growth Fund—Class B	11/2/98	9.97%	15.09%	9.80%	(11.62%)	(20.71%)
Growth Fund—Class B	5/11/98	10.63%	17.78%	9.21%	(10.52%)	(23.75%)

Large Cap Growth Fund—Class C(1)	3/1/01	9.97%	15.09%	9.63%	(11.62%)	(20.71%)
Growth Fund—Class C(2)	3/1/01	10.63%	17.78%	8.97%	(10.59%)	(23.18%)

Large Cap Growth Fund—ISC	11/2/98	9.93%	15.49%	10.41%	(10.83%)	(19.80%)
Growth Fund—ISC(2)	1/2/02	11.00%	18.59%	10.12%	(9.39%)	(22.28%)

(1)	These returns through March 1, 2001 for the Large Cap Growth Fund Class C Shares include performance based on Class B Shares, which was achieved prior to the creation of Class C Shares. These returns have not been restated for fees applicable to Class C Shares. Excluding the effects of any fee waivers or expense reimbursements, Class B Shares’ average annual total returns are substantially similar to what Class C Shares would have produced because Class C Shares invest in the same portfolio of securities as Class B Shares and have the same expenses.
(2)	These returns through March 1, 2001 for Growth Fund Class C Shares and through January 2, 2002 for Growth Fund ISC Shares include performance based on the Growth Fund’s Class D shares, which was achieved prior to the creation of Class C and ISC Shares, and which is the same as the performance of the Growth Fund’s Class D shares (which shares will not be issued in connection with the Reorganization). Excluding the effect of any fee waivers or expense reimbursements, Class D Shares’ average annual total returns are similar to what Class C and ISC Shares would have produced because Class C and ISC Shares invest in the same portfolio as Class D shares. These returns do not reflect the additional fees applicable to these classes of shares; if these fees were reflected, the annual returns for these classes would have been lower.

Where can I find more financial and performance information about the Funds?

For the Large Cap Growth Fund and the Growth Fund, selected per share financial information for the past five fiscal years (or since inception if the Fund has been operating for less than five years) and for the six month period ended April 30, 2003, is included in Exhibit B to this Prospectus/Proxy Statement. The Annual Reports and the Semi-Annual Reports also contain more financial information about the Large Cap Growth Fund and the Growth Fund, and have been incorporated by reference to, and accompany the SAI relating to this Prospectus/Proxy Statement and are available upon request.

Additional performance information as of the most recent calendar year end, including after tax return information and Management’s discussion of the Funds’ performance for the fiscal year ended October 31, 2002, is included in Exhibit C to this Prospectus/Proxy Statement.

What are other key features of the Funds?

The Funds use the same service providers for the following services:

Fund Administration Services

Gartmore SA Capital Trust (“GSA”), a wholly owned subsidiary of Gartmore Global Investments, Inc., serves as the administrator for the Funds and provides various administrative and accounting services, including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. GSA is located at 1200 River Road, Conshohocken, Pennsylvania 19428. BISYS Fund Services Ohio, Inc. (“BISYS”), in its capacity as sub-administrator, provides the various administrative and accounting services, including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Trust’s Board of Trustees.

Transfer Agency and Custody Services

Gartmore Investors Services, Inc. (“GISI”), 1200 River Road, Conshohocken, Pennsylvania 19428, serves as the transfer agent and dividend disbursing agent for each Fund. GISI is a wholly-owned subsidiary of GSA. BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, as the sub-transfer agent, provides certain transfer agent services for the Funds. JPMorgan Chase Bank, 4 Chase MetroTech Center, Brooklyn, New York 11245, is the custodian for both Funds and makes all receipts and disbursements for the Funds.

Distribution Services

Gartmore Distribution Services, Inc., also located at 1200 River Road, Conshohocken, Pennsylvania 19428 (“GDSI”), serves as underwriter for each Fund in the continuous distribution of its shares. In its capacity as distributor for each Fund’s shares, GDSI solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI receives no compensation under its Underwriting Agreement with the Trust, but receives certain distribution and shareholder service fees (described immediately below) and retains a portion of the sales charges on the sale or redemption of Fund shares. GDSI is an indirect, wholly-owned subsidiary of GSA.

Distribution and Shareholder Service Fees

The Funds have adopted a Distribution Plan (the “12b-1 Plan”) under Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”), which permits the Funds to compensate GDSI, as the Funds’ distributor, for expenses associated with distributing the Funds’ shares and providing shareholder services. Although actual distribution expenses may be more or less, under the 12b-1 Plan, Class A shares of the Funds pay GDSI amounts not exceeding 0.25% of the average daily net assets of such Class A shares (for distribution and/or shareholder services), and Class B shares and Class C shares of the Funds each pay GDSI amounts not exceeding 1.00% of the average daily net assets of such Class of shares (0.25% is for shareholder services).

Distribution expenses paid by GDSI may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers as well as payments to broker-dealers for shareholder services. For more information regarding the 12b-1 Plan, please see “Distribution Plan” in the Gartmore SAI.

Administrative Services

The Funds have also adopted an Administrative Services Plan pursuant to which each Fund may pay fees of up to 0.25% of the Class A and the ISC Shares’ average daily net assets to servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services to holders of Class A and ISC Shares.

Purchases and Redemptions

The Funds are subject to identical sales charge schedules. The maximum front-end sales charge imposed on purchases of Class A shares of the Funds is 5.75%, with reduced sales charges for purchases of $50,000 or more, and no front-end sales charge imposed on purchases of $1 million or more of the Class A shares of the Funds.

Although purchases of Class A shares of $1 million or more are sold without a sales charge, unless you are otherwise eligible to purchase Class A Shares without a sales charge, you will be charged a CDSC if such Class A shares are redeemed within 18 months after purchase. The CDSC on Class A shares is up to 0.50%.

The maximum CDSC imposed on Class B shares of the Funds is 5.00%. This CDSC is reduced, depending on the number of years that you have owned the Class B shares. Class B shares are automatically converted to Class A shares after you have held them for seven years, and the Growth Fund Class B Shares to be delivered to the Large Cap Growth Fund shareholders in the Reorganization will convert to Growth Fund Class A Shares on the same schedule as conversions would have occurred in the absence of the Reorganization. Class C shares of the Funds are subject to both a 1.00% front-end sales charge and a 1% CDSC (if you sell your Class C shares within one year after you purchase them). ISC Shares are not subject to either a front-end sales charge or a CDSC. Shareholders of the Large Cap Growth Fund will not be charged either a front-end sales charge or a CDSC in connection with the Reorganization.

Each Fund generally requires a minimum initial investment of $2,000 for Class A shares, Class B shares and Class C shares, and subsequent investments must generally be in amounts of at least $100. For ISC Shares, each Fund requires a minimum initial investment of $50,000 with no minimum for subsequent investments.

You may sell (redeem) your shares in either Fund at any time. You may generally exchange your shares of either Fund for shares of the same class of any other series of the Trust. Because an exchange is technically a sale and purchase of shares, an exchange is a taxable transaction.

Shares of each Fund may be redeemed at their respective net asset value per share (less any applicable CDSC). CDSCs that would normally be applicable upon the redemption of Large Cap Growth Fund Shares will be waived on redemptions of Large Cap Growth Fund Shares made between September 24, 2003 and 4 p.m. Eastern time on the business day immediately preceding the date the Reorganization is completed. Additional information and specific instructions explaining how to buy, sell, and exchange shares of each Fund is contained below under “BUYING, SELLING AND EXCHANGING FUND SHARES.”

Distributions and Taxes

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on income and gains. The amount of any distributions will vary, and there is no guarantee that either Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

Each quarter, each Fund distributes any available income dividends to shareholders. Income dividends are taxable at either ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For individuals, a portion of the income dividends paid to you may be qualified dividends eligible for taxation at long-term capital gain rates. For corporate shareholders, a portion of each year’s distributions may be eligible for the corporate dividend-received deduction.

Capital gains, if any, realized by each Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains realized after May 5, 2003 are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

All income and capital gains distributions will be reinvested in shares of the applicable Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions. You may request in writing a payment in cash if distributions are in excess of $5. If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. No interest is paid during the time the check is outstanding.

If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs a Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore fund is the same as a sale. For individuals, any long-term capital gains you realize from the sale of Fund shares after May 5, 2003 will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

REASONS FOR THE REORGANIZATION

Gartmore, as investment adviser to the Trust, evaluates on an on-going basis the manner in which each series of the Trust, including the Funds, is managed and determines whether certain series are meeting the needs of their investors and whether such series should continue to be offered. As a result, Gartmore recently recommended to the Trust’s Board of Trustees, and the Board of Trustees agreed, that because (1) of the size, expense ratio and lack of growth potential of the Large Cap Growth Fund, (2) of the recent efforts to strengthen the portfolio management of the Growth Fund, and (3) the portfolio management of the two Funds is very similar, the Large Cap Growth Fund should be combined with the Growth Fund. As part of its analysis, the Board of Trustees recognized that a larger fund may be able to realize certain potential cost savings that could benefit the shareholders of both Funds if the Reorganization is completed. The Reorganization was also recommended to provide shareholders of the Large Cap Growth Fund with the opportunity to participate in a much larger fund with a substantially lower expense ratio and a strengthened investment management approach that may continue to improve performance.

The Plan was presented to the Board of Trustees of the Trust at a meeting held on September 18, 2003. At the meeting, the Board of Trustees reviewed the expense ratios of both Funds and the projected expenses of the combined Funds; the comparative investment performance of the Funds; the efforts undertaken by Gartmore over the past year to strengthen the portfolio management processes for the Growth Fund; the compatibility of the investment objectives, policies, restrictions and investments of the Funds; and the tax consequences of the Reorganization. During the course of its deliberations, the Board of Trustees noted that the expenses of the Reorganization will be borne by Gartmore or one of its affiliates.

The Board of Trustees concluded that the Reorganization is in the best interests of the shareholders of the Large Cap Growth Fund and the Growth Fund, and that no dilution in value would result to the shareholders of either Fund from the Reorganization. The Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act), voting separately, unanimously approved the Plan and recommended that shareholders of the Large Cap Growth Fund and the Growth Fund vote to approve the Reorganization.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF THE TRUST, ON BEHALF OF EACH FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

If shareholders of either the Large Cap Growth Fund or the Growth Fund do not approve the Plan (that is, if shareholders of both Funds do not approve the Plan), the Reorganization will not take place, and the Board of Trustees will consider other possible courses of action for the Large Cap Growth Fund.

INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A to this Prospectus/Proxy Statement.

How will the Reorganization be carried out?

If shareholders of the Large Cap Growth Fund and the Growth Fund approve the Plan, the Reorganization will be consummated if certain conditions set out in the Plan are satisfied. These conditions include: the declaration of a distribution by the Large Cap Growth Fund, prior to the Valuation Time (described below), and receipt of an opinion, in form and substance reasonably satisfactory to the Trust, to the effect that the Reorganization is expected to constitute a tax-free reorganization for federal income tax purposes, as described below under “What are the tax consequences of the Reorganization?” in this Prospectus/Proxy Statement.

Assuming proper shareholder approval, the Trust will designate a specific time and date for the actual Reorganization to take place. This time and date is referred to as the closing (the “Closing”), which will take place the next business day immediately following the Valuation Time, the time at which the relative value of the Funds and their shares will be measured to determine the number of Growth Fund Shares each Large Cap Growth Fund shareholder is entitled to receive in the Reorganization.

If shareholders of the Large Cap Growth Fund and the Growth Fund approve the Plan at the Meeting, shares of the Large Cap Growth Fund will continue to be offered for sale up to the Valuation Time.

If the shareholders of the Large Cap Growth Fund and the Growth Fund approve the Plan, the Large Cap Growth Fund will deliver to the Growth Fund all of its assets, subject to its liabilities, at the Closing, and shareholders of the Large Cap Growth Fund will receive Growth Fund Shares of the corresponding class.

The stock transfer books of the Large Cap Growth Fund will be permanently closed as of the Valuation Time. The Large Cap Growth Fund will only accept requests for redemption received in proper form before the Valuation Time. Requests received after that time will be considered requests to redeem Growth Fund Shares.

To the extent permitted by law, the Trust may amend the Plan without shareholder approval. The Trust may also terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval of the Reorganization by shareholders of the Large Cap Growth Fund and the Growth Fund.

Who will pay the expenses of the Reorganization?

The expenses resulting from the Reorganization, including the costs of the solicitation of proxies, will be paid by Gartmore or one of its affiliates.

What are the tax consequences of the Reorganization?

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). Based on certain assumptions and representations received from the Trust, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust, that shareholders of the Large Cap Growth Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their Large Cap Growth Fund Shares for Growth Fund Shares, and that neither the Growth Fund nor its shareholders will recognize any gain or loss upon receipt of the assets, subject to liabilities, of the Large Cap Growth Fund.

One requirement for a tax-free reorganization is that the Growth Fund continue either the Large Cap Growth Fund’s historic business (the business continuity test) or use a significant portion of the Large Cap Growth Fund’s historic business assets in a business (the asset continuity test). In general, the Internal Revenue Service (“IRS”) has permitted the sale of up to two-thirds of the securities acquired as part of a reorganization without violating the asset continuity test for tax purposes. Thus, while the Growth Fund currently expects to retain a significant portion of the securities it acquires in connection with the Reorganization and does not currently anticipate that sales involving significant amounts of securities will have to be made before or after the Reorganization to effect a realignment with its principal investment strategies and style, depending upon future market conditions, the Growth Fund reserves the right to sell up to two-thirds of the Large Cap Growth Fund’s portfolio securities. If the Growth Fund exercises such right, the Growth Fund will be subject to the additional costs associated with any such sales, including brokerage commissions, that it might not otherwise have incurred.

After the Reorganization, the capital loss carryovers (together with any current year loss and net unrealized depreciation in the value of the assets) of the Large Cap Growth Fund will be subject to an annual limitation for federal income tax purposes. This limitation will result in a significant portion of the capital loss carryovers of the Large Cap Growth Fund, which might otherwise have been utilized to offset future capital gains, to expire unutilized. At October 31, 2002, the Large Cap Growth Fund had the following tax basis capital losses that expire as follows: $10,691,738 (2009); $11,447,752 (2010).

You should recognize that an opinion of counsel is not binding on the IRS or any court. The Trust will not seek to obtain a ruling from the IRS regarding the tax consequences of the Reorganization. Accordingly, if the IRS sought to challenge the tax treatment of the Reorganization and was successful, neither of which is anticipated, the Reorganization could be treated, in whole or in part, as a taxable sale of assets of the Large Cap Growth Fund, followed by the taxable liquidation of that Fund.

Shareholders will continue to be responsible for tracking the purchase cost and holding period of their shares, and should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Shareholders should also consult their tax advisers as to the state and local tax consequences of the Reorganization.

What should I know about the shares of Growth Fund?

Shareholders of the Large Cap Growth Fund will receive Growth Fund Shares of the corresponding class as follows.

These Growth Fund Shares:	Will be distributed pro rata to the holders of:

Growth Fund Class A Shares	Large Cap Growth Fund Class A Shares
Growth Fund Class B Shares	Large Cap Growth Fund Class B Shares
Growth Fund Class C Shares	Large Cap Growth Fund Class C Shares
Growth Fund ISC Shares	Large Cap Growth Fund ISC Shares

When issued, each Growth Fund Share, like each Large Cap Growth Fund Share, will be fully paid and nonassessable. No personal liability attaches to the ownership of the Growth Fund Shares or the Large Cap Growth Fund Shares. Shares of the Growth Fund will have no preemptive rights and will be transferable upon the books of the Trust. Each share of the Growth Fund, other than the Growth Fund Class B Shares (like the Large Cap Growth Fund Class B Shares), will have no conversion rights. The Growth Fund Shares will be recorded electronically in each shareholder’s account. The Trust will then send a confirmation to each shareholder. The Trust does not issue share certificates.

What is the capitalization of the Funds and what might the capitalization be after the Reorganization?

The following table sets forth, as of April 30, 2003, the capitalization of the Class A Shares, the Class B Shares, the Class C Shares and the ISC Shares of the Large Cap Growth Fund and the Growth Fund. The table also shows the projected capitalization of the Growth Fund Class A Shares, Growth Fund Class B Shares, Growth Fund Class C Shares and Growth Fund ISC Shares as adjusted to give effect to the proposed Reorganization. The capitalization of the Growth Fund and its classes will be different when the Reorganization is consummated.

	Large Cap Growth Fund	Growth Fund		Growth Fund— Pro forma
	(unaudited)	(unaudited)		(unaudited) (1)
Net assets (millions) (all classes)	$34,996,530	$274,526,759	(2)	$309,529,638	(2)
Total shares outstanding (all classes)	5,159,523	55,026,364	(2)	62,122,019	(2)
Class A net assets	$26,634,118	$5,341,581		$31,976,355
Class A shares outstanding	3,925,263	1,081,691		6,475,204
Class A net asset value per share	$6.79	$4.94		$4.94
Class B net assets	$1,717,705	$3,319,699		$5,037,507
Class B shares outstanding	263,328	720,604		1,093,465
Class B net asset value per share	$6.52	$4.61		$4.61
Class C net assets	$46,916	$76,857		$123,776
Class C shares outstanding	7,191	16,670		26,846
Class C net asset value per share	$6.52	$4.61		$4.61
ISC net assets	$6,597,791	$62,389,612		$68,988,818
ISC shares outstanding	963,741	12,473,640		13,792,745
ISC net asset value per share	$6.85	$5.00		$5.00

(1)	The pro forma asset balances include adjustments for anticipated expense arrangements, after the Reorganization. The pro forma share balances include adjustments to maintain the net asset value of the Growth Fund, after the Reorganization.
(2)	These numbers also include net assets and number of shares outstanding attributable to Class D shares of the Growth Fund which are not separately identified in this table.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND RISKS

This section describes the investment objective and key investment strategies, policies and risks of the Large Cap Growth Fund and the Growth Fund. For more information regarding the Funds’ investment policies and risks, you should read the SAI which relates to this Prospectus/Proxy Statement, is incorporated herein by reference, and includes the Gartmore SAI.

Are there any significant differences between the investment objectives and strategies of the Funds?

The investment objectives of the Large Cap Growth Fund and Growth Fund are identical. Both Funds seek long-term capital appreciation. The investment objective of each Fund is non-fundamental, and thus, may be changed by the Board of Trustees without shareholder approval. Each Fund attempts to achieve its investment objective by investing primarily in securities of large capitalization companies that are expected to have better prospects for earnings growth than other companies in the market. The Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large capitalization companies while the Growth Fund will primarily invest in common stocks of such companies.

How do the types of securities the Funds buy and the principal investment policies of the Funds compare?

The types of securities that may be purchased by the Funds are substantially the same. The Funds invest primarily in equity securities of large capitalization companies that are expected to have better prospects for earnings growth than other companies in the market. Generally, each of the Funds is fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund’s investment adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

Each of the Funds is “diversified,” and, as such, 75% of each Fund’s total assets may not be invested in more than 5% of a single issuer’s securities, or be used to purchase 10% or more of the outstanding voting securities of a single issuer.

What are the principal risks associated with an investment in the Funds?

Because the value of an investment in either Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund’s investments decreases. The value of your shares will also be impacted in part by the portfolio manager’s ability to assess economic conditions and investment opportunities.

The risks of investing in the Funds are comparable to the risks presented by investments in growth oriented equity securities, which are:

Stock market risk.    The Large Cap Growth Fund and Growth Fund are each subject to the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth.

Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Market trends risk.    The Large Cap Growth Fund and Growth Fund are both subject to the risk that different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, because each Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Portfolio turnover risk.    The Growth Fund may engage in active and frequent trading of securities if the portfolio manager believes that doing so is in the best interest of the Growth Fund. A higher portfolio turnover rate may result in higher transaction costs for the Growth Fund and increased volatility of the Growth Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Growth Fund.

How do the fundamental investment restrictions of the Funds compare?

The Funds have adopted identical investment restrictions as fundamental policies, which cannot be changed without the approval of the majority of the outstanding voting securities of each Fund. In addition, the Funds are subject to identical, non-fundamental operating investment policies. While these non-fundamental operating policies may be changed by the Board of Trustees without shareholder approval, shareholders would be notified about the implementation of any material changes in the non-fundamental operating policies.

For more information regarding the Funds’ fundamental investment restrictions and non-fundamental operating policies, please refer to the Gartmore SAI, which is incorporated by reference into the SAI relating to this Prospectus/Proxy Statement.

BUYING, SELLING AND EXCHANGING FUND SHARES

What are the differences between the share classes of the Funds?

The Funds offer different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Funds are available to all investors; ISC shares are available to a limited group of investors. The Growth Fund also offers Class D shares; however, such shares will not be issued in connection with the Reorganization and are therefore not described in this Prospectus/Proxy Statement.

The following sales charges will generally apply:

Front-end Sales Charges when you purchase:

•	Class A shares

•	Class C shares

Contingent Deferred Sales Charges (CDSC)(1):

•	Class B shares if you sell your shares within six years of purchase

•	Class C shares if you sell your shares within one year of purchase

No Sales Charges on ISC shares.

Sales charges are paid to the Funds’ distributor, GDSI, which either retains them or pays them to a selling representative.

(1)	A CDSC of up to 0.50% may also be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder’s fee was paid.

When choosing a share class, consider the following:

Class A shares	Class B shares	Class C shares

Front-end sales charge means that a portion of your initial investment goes toward the sales charge, and is not invested	No front-end sales charge, so your full investment immediately goes toward buying shares	Front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested. Front-end sales charge on Class C is lower than Class A shares

Reductions and waivers of the sales charge available	No reductions of the CDSC available, but waivers available	Like Class B shares, no reductions of the CDSC are available, but waivers are available

Lower expenses than Class B and Class C shares mean higher dividends per share	Higher distribution and service fees than Class A shares mean higher fund expenses and lower dividends per share	Higher distribution and service fees than Class A shares mean higher fund expenses and lower dividends per share

Conversion features are not applicable	After seven years, Class B shares convert into Class A shares, which reduces your future fund expenses	Unlike Class B shares, Class C shares do not automatically convert into another class

No sales charge when shares are sold back to a Fund(1)	CDSC if shares are sold within six years: 5% in the first year, 4% in the second, 3% in the third and fourth years, 2% in the fifth, and 1% in the sixth year	CDSC of 1% is applicable if shares are sold in the first year after purchase

No maximum investment limit	Investments of $250,000 or more may be rejected(2)	Investments of $1,000,000 or more may be rejected(3)

(1)	A CDSC of up to 0.50% may also be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder’s fee was paid.
(2)	This limit was calculated based on a seven year holding period.
(3)	This limit was calculated based on a one year holding period.

If you want lower annual fund expenses, Class A shares (and ISC shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Funds reserve the right to reject an order of $250,000 or more for Class B shares or $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.

For investors who are eligible to purchase ISC shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.

Who can buy ISC shares

ISC shares are available for purchase only by the following:

•	retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

•	tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Funds for such services

•	a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing ISC shares, where the investment is part of a program that collects an administrative service fee

•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund for services it provides

•	life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Code or qualified plans adopted pursuant to Section 401(a) of the Code.

How do I buy shares of the Funds?

Purchase price.    The purchase or “offering” price of each share of the Funds is its net asset value next determined after the order is received, plus any applicable sales charge. A separate net asset value is calculated for each class of the Funds. Generally, net asset value is based on the market value of the securities owned by a Fund less its liabilities. The net asset value for a class is determined by dividing the total market value of the securities owned by a Fund, allocable to such class, less the liabilities allocated to that class, by the total number of that class’ outstanding shares. Net asset value is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not calculate net asset value on the following days:

•	New Year’s Day

•	Martin Luther King, Jr. Day

•	Presidents’ Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving Day

•	Christmas Day

•	Other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine net asset value when:

•	It has not received any orders to purchase, sell or exchange shares.

•	Changes in the value of a Fund’s portfolio do not affect the net asset value.

If current prices are not available for a security, or if GSA, as the Funds’ administrator, or their agent, determines a price does not represent fair value, each Fund’s investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

In-kind purchases.    The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

Minimum Investment—

Class A, B, & C Shares

To open an account (per Fund)	$2,000
To open an IRA account (per Fund)	$1,000
Additional investments (per Fund)	$100
To start an Automatic Asset
Accumulation Plan	$1,000
Additional Automatic Asset
Accumulation Plan Transaction	$50

Minimum Investment—

ISC Shares

To open an account (per Fund)	$50,000
Additional investments	None

If you purchase shares through an account at a broker, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call  1-800-848-0920 for more information.

Front-end Sales Charges—Class A shares and Class C shares

The chart below shows the applicable Class A front-end sales charges, which decrease as the amount of your investment increases.

	Sales Charge as a percentage of		Dealer Commission as a percentage of Offering Price
Amount of Purchase	Offering Price	Amount Invested
Less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75	4.99	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None

Sales of Class C shares will be charged a front-end sales charge of 1.00% of the offering price (1.01% of the amount invested).

Class A purchases not subject to a sales charge

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 0.50% if you redeem any Class A shares within 18 months of the date of purchase. (See “CDSC on Class A, Class B and Class C shares” below.) With respect to such purchases, GDSI may pay dealers a finder’s fee of up to 0.50% on investments made in Class A shares with no initial sales charge. The CDSC covers the finder’s fee paid by GDSI to the selling dealer.

Reduction of Class A sales charges

Shareholders can reduce or eliminate Class A shares’ initial sales charge through one or more of the discounts described below:

•	An increase in the amount of your investment. The above table shows how the sales charge decreases as the amount of your investment increases.

•	Family Member Discount. Members of your family who live at the same address can combine investments in the funds of the Trust and Gartmore Mutual Funds II (together the “Gartmore Funds”), possibly reducing the sales charge.

•	Lifetime Additional Discount. You can add the value of any of the Gartmore Funds’ Class A shares you already own with the value of the Class A shares you subsequently purchase, which may reduce the applicable sales charge.

•	Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

•	No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

•	Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of a Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

Waiver of Class A sales charges

The Class A sales charges will be waived for the following purchasers:

•	Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with GDSI to waive sales charges for those persons.

•	Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with GDSI.

•	Any person who pays for the shares with the proceeds of one of the following sales:

•	Sales of non-Gartmore Fund shares, or

•	Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead.

•	Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Code.

•	Trustees and retired Trustees of the Trust (including its predecessor trusts) and Directors and retired Directors of Gartmore Mutual Funds II.

•	Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grand-children) and immediate relatives of deceased employees of any member of Nationwide, or any investment advisory clients of Gartmore, GSA and their affiliates.

•	Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with Nationwide from time to time (including, but not limited to, Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.).

Additional investors eligible for sales charge waivers may be found in the Gartmore SAI.

Waiver of Class C sales charges

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with GDSI to waive the front-end sales charges for those persons.

Conversion of Class B shares

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the net asset value of Class A shares is usually higher than the net asset value of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

How to place your purchase order

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Eligible entities wishing to purchase ISC Shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

By mail.    Complete and mail the application with a personal check made payable to: Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks or money orders.

By wire.    You can request that your bank transmit funds (federal funds) by wire to the Funds’ custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

By telephone.    Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information.

You must complete the appropriate section of the application to use the voice response system to make purchases.

Through an authorized broker.    GDSI has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be priced at the net asset value next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with GDSI.

On-line.    Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download the Gartmore Prospectuses or receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus/Proxy Statement.

Additional shareholder services

Shareholders are entitled to a wide variety of services by contacting:

Gartmore Funds                    1-800-848-0920

Our customized voice-response system, available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205, to request (1) additional copies free of charge, or (2) that we discontinue our practice of householding regulatory materials.

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

How do I sell shares of the Funds?

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the net asset value (less any applicable sales charges) next determined after the Funds receive your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of the Funds’ investments at the time of the sale. Payment for shares you recently purchased may be delayed up to 10 business days from the date of purchase to allow time for the check to clear.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell.

The Funds may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Funds.

Under extraordinary circumstances the Funds may elect to honor your redemption request by transferring some of the securities held by the Funds directly to you. For more information about the Funds’ ability to make such a redemption in kind, see the Gartmore SAI.

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.

Restrictions on sales

You may not be able to sell your shares of the Funds or the Funds may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

Signature Guarantee—Class A, Class B and Class C shares

A signature guarantee is required under the following circumstances:

•	if your account address has changed within the last 10 business days, or

•	if the redemption check is made payable to anyone other than the registered shareholder, or

•	if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or

•	if the proceeds are mailed to any address other than the address of record, or

•	if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

GDSI reserves the right to require a signature guarantee in other circumstances, without notice.

CDSC on Class A, Class B and Class C shares

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of Class B shares in your account to fall below the total amount of all purchases of Class B shares you made during the preceding six years. The amount of the sales charge will decrease as illustrated in the following chart:

Sale within	1 year	2 years	3 years	4 years	5 years	6 years	7 years or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

Amount of Purchase	$1 million to $24,999,999	$25 million or more

Amount of CDSC	0.50%	0.25%

The amount of the CDSC on Class A shares will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds is described in those funds’ prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder’s fee GDSI paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

With respect to the CDSC for all three classes of shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares GDSI will first sell any shares in your account not subject to a CDSC. All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit an amount equal to any CDSC on Class B or Class C shares you paid into your account. We will also waive the CDSC on Class B or Class C if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or a determination of disability, and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the Gartmore SAI.

CDSCs that would normally be applicable upon the redemption of Large Cap Growth Fund Shares will be waived on redemptions of Large Cap Growth Fund Shares made between September 24, 2003 and 4 p.m., Eastern Time, on the business day immediately preceding the date the Reorganization is completed.

How to place your sale order

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section above entitled “Signature Guarantee—Class A, Class B and Class C shares.” Eligible entities wishing to sell ISC Shares should contact GDSI at 1-800-848-0920 for information regarding such sales.

By telephone.    Calling 1-800-848-0920 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use the voice response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day’s closing share price.

Through our customer service line.    Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If the Funds act on instructions they reasonably believed were genuine, they will not be liable for any loss, injury, damage or expense that occurs as a result, and the Funds will be held harmless for any loss, claims or liability arising from their compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

By bank wire.    The Funds can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

By Automated Clearing House (ACH).    Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

By mail or fax.    Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on our website, www.gartmorefunds.com. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

Through an authorized broker.    GDSI has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such a broker, your redemption order will be priced at the net asset value next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

On-line.    Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to redeem Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus/Proxy Statement.

Accounts with low balances—Class A, Class B and Class C shares

If the value of your Class A, B or C shares of a Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

How do I exchange shares of the Funds into other Gartmore Funds?

You can exchange the shares you own for shares of another Gartmore Fund (except the Gartmore Morley Capital Accumulation Fund or any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund’s minimum investment requirement. For example, you can exchange Class A shares of the Funds for Class A shares of any other Gartmore Fund, but you cannot exchange Class A shares for Class B or Class C shares of another fund.

Generally, there is no sales charge for exchanges of Class B, Class C or ISC shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Fund. Exchanges into the Prime Shares of the Gartmore Money Market Fund are only permitted from Class A, Class B, Class C and ISC shares of the Funds. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

How to place your exchange order

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see “How do I buy shares of the Funds?—How to place your purchase order,” above). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Funds receive your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-898-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days’ written notice to shareholders.

Excessive Exchange Activity

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of the Funds may be limited to 12 exchanges within a one year period or 1% of a Fund’s net asset value. In addition, certain Gartmore Funds may assess a fee of up to 2.00% on the total value of shares that are redeemed from one of these funds or exchanged out of one of these funds into another Gartmore Fund if the shares of the fund with the exchange fee were held for less than a certain number of days.

The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains. For more information regarding exchange fees of a specific Gartmore Fund, please review the prospectus of that fund.

VOTING INFORMATION

How many votes are necessary to approve the Plan?

The affirmative vote of the shareholders holding a majority of the outstanding shares of each of the Large Cap Growth Fund and the Growth Fund is necessary to approve the Plan. A quorum for a Fund at the Meeting is necessary in order to conduct business. A quorum for a Fund will exist at the Meeting if a majority of the outstanding shares of beneficial interest outstanding as of the Record Date of that Fund is represented at the Meeting in person or by proxy. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of the Large Cap Growth Fund and the Growth Fund held at the close of business on the Record Date. If sufficient votes to approve the Plan on behalf of either the Large Cap Growth Fund or the Growth Fund, or on behalf of both Funds, are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies of the Large Cap Growth Fund and/or the Growth Fund, as necessary.

Under relevant state law and the Trust’s governing documents, abstentions shall be treated as votes present for purposes of determining whether a quorum exists. Broker non-votes will not be treated as votes present for purposes of determining whether a quorum exists. Broker non-votes are shares for which a broker holding such shares for a beneficial owner has not received instructions from the beneficial owner and may not exercise discretionary voting power with respect thereto, although such broker may have been able to vote such shares on other matters at the Meeting, if any, for which it has discretionary authority or instructions from the beneficial owner. As a result, broker non-votes will have the same effect as a vote against the Plan.

How do I ensure my vote is accurately recorded?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card/voting instruction form.

•	In person at the Meeting.

•	Through DF King, a proxy solicitor, by calling 1-800-714-3305.

•	By telephone or through the Internet by following the instructions on the enclosed proxy card/voting instruction form.

A proxy card/voting instruction form is, in essence, a ballot. If you simply sign and date the proxy/voting instruction form but give no voting instructions, your shares will be voted “FOR” the Plan and in accordance with the views of management upon any other matters that may come before the Meeting or adjournment of the Meeting.

Can I revoke my proxy/voting instructions?

You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person.

Variable contract owners may revoke previously submitted voting instructions given to Nationwide at any time prior to the Meeting by: (i) submitting to Nationwide subsequently dated voting instructions; (ii) delivering to Nationwide a written notice of revocation; or (iii) otherwise giving notice of revocation at the Meeting. In all cases, any action to revoke voting instructions must be taken before the authority granted in the voting instruction form is exercised.

What other matters will be voted upon at the Meeting?

The Board of Trustees does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. The Board is not aware of any other matters to be brought before the Meeting. If any other matter legally comes before the Meeting, proxies which have granted the designated persons discretion will be voted in accordance with the views of management.

Who is entitled to vote?

Shareholders of record on the Record Date are entitled to one vote for each share and a proportionate fractional vote for any fraction of a share as to each issue on which such shareholders are entitled to vote. The following table sets forth the number of shares of beneficial interest of each class of the Funds that were outstanding as of the Record Date and are therefore entitled to vote at the Meeting:

Fund	Shares Outstanding
Large Cap Growth Fund
Class A	3,303,943.738
Class B	259,160.619
Class C	7,187.071
ISC	1,111,810.532
Growth Fund
Class A	1,104,051.974
Class B	722,299.238
Class C	18,217.135
Class D	39,482,192.307
ISC	12,426,663.746

What other solicitations will be made?

The Trust will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Gartmore may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Trust, without extra pay, may conduct additional solicitations by telephone, personal interviews and other means. The Trust, on behalf of the Large Cap Growth Fund and the Growth Fund, has engaged DF King to assist in soliciting proxies/voting instructions by telephone or other means. It is anticipated that the cost of engaging DF King will be between $3,000 and $14,000, which will be paid by Gartmore or one of its affiliates.

Are there dissenters’ rights?

Neither shareholders of the Large Cap Growth Fund nor shareholders of the Growth Fund will be entitled to any “dissenters’ rights,” because the proposed Reorganization involves two series of an open-end investment company registered under the 1940 Act. Although no dissenters’ rights are available, shareholders retain the right to redeem their shares at net asset value until the Closing Date. After the Closing Date, shareholders may redeem their shares of the Growth Fund, or may exchange the shares of the Growth Fund that the shareholders received for shares of other Gartmore Funds, subject to the terms in the prospectus of the Gartmore Fund whose shares are being acquired.

MORE INFORMATION ABOUT THE TRUST

The Large Cap Growth Fund and the Growth Fund are separate series of the Trust, which is an open-end management investment company registered with the SEC under the 1940 Act. Additional information about the Trust and each Fund, as well as the other series of the Trust, is contained in the Gartmore Prospectuses, the Gartmore SAI, the Annual Reports and the Semi-Annual Reports. These documents have been filed with the SEC, and (except for the Gartmore Prospectuses) are incorporated by reference into the SAI relating to this Prospectus/Proxy Statement.

The Trust files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC’s Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549 (duplicating fee required), or from the SEC’s Internet address at http://www.sec.gov. To request information regarding the Trust and the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

The Trust has noncumulative voting rights. This gives the holders of more than 50% of the shares voting the ability to elect 100% of the trustees. The Trust does not routinely hold shareholders’ meetings. The Trust is not required, and does not intend, to hold regular annual meetings of shareholders. The Trust may hold special or annual shareholder meetings for matters requiring shareholder approval. Shareholders wishing to submit proposals for consideration for inclusion in a proxy for the next meeting of shareholders of the Trust (if any) should send the written proposals to the Trust at 1200 River Road, Conshohocken, Pennsylvania 19428, Attn: Secretary, so that they are received within a reasonable time before such meeting.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

From time to time, the number of shares of the Large Cap Growth Fund and the Growth Fund held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. As of the Record Date, to the Trust’s knowledge, the following are the only other persons who had or shared voting or investment power over more than 5% of the outstanding shares of the Funds:

Fund	Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of Class/Fund Owned
Large Cap Growth Fund
Class A	Nationwide Life Insurance Co. PO Box 182029 c/o IPO Portfolio Accounting Columbus, OH 43218-2029	3,050,751.643	92.34% of Class A Shares and 65.16% of the Large Cap Growth Fund as a whole

Class C	Jerri Jo Tarantino Agostino Tarantino 6116 Peppergrass Ct Westerville, OH 43082	1,221.723	17.00% of Class C Shares and less than 1% of the Large Cap Growth Fund as a whole

	Ashland University Loren Dean & Helen L. White Charitable Trust I 401 College Avenue Ashland, OH 44805	1,058.156	14.72% of Class C Shares and less than 1% of the Large Cap Growth Fund as a whole

	Grace A. Dippel 12601 Encino Dr Manchaca, TX 78652	1,017.033	14.15% of Class C Shares and less than 1% of the Large Cap Growth Fund as a whole

	Glenda J. Sigler 2950 Consoul Rd Schenectady, NY 12304-1940	463.499	6.45% of Class C Shares and less than 1% of the Large Cap Growth Fund as a whole

Fund	Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of Class/Fund Owned

	Ira M. Fowler 632 Old Augusta Rd Greenville, SC 29605	439.063	6.11% of Class C Shares and less than 1% of the Large Cap Growth Fund as a whole

Institutional Service Class	Nationwide Life Insurance Co.(1) PO Box 182029 c/o IPO Portfolio Accounting Columbus, OH 43218-2029	1,004,591.091	90.36% of ISC Shares and 21.46% of the Large Cap Growth Fund as a whole

	Nationwide Trust Company FSB(2) Participating Retirement Plans PO Box 182029 Columbus, OH 43218-2029	107,219.441	9.64% of ISC Shares and 2.29% of the Large Cap Growth Fund as a whole

Growth Fund
Class A	Nationwide Trust Company FSB(2) PO Box 182029 c/o IPO Portfolio Accounting Columbus, OH 43218-2029	209,571.762	18.98% of Class A Shares and less than 1% of the Growth Fund as a whole

Class C	Ashland University Loren Dean & Helen L. White Charitable Trust I 401 College Avenue Ashland, OH 44805	7,473.617	41.03% of Class C Shares and less than 1% of the Growth Fund as a whole

	Jerri Jo Tarantino Agostino Tarantino 6116 Peppergrass Ct Westerville, OH 43082	1,735.931	9.53% of Class C Shares and less than 1% of the Growth Fund as a whole

	Michael T. Emmons, Trustee for Taylor William Emmons Trust 23 Bridgton Rd c/o Mary Taliento Westbrook, ME 04092	1,089.325	5.98% of Class C Shares and less than 1% of the Growth Fund as a whole

Class D	Nationwide Life Insurance Co.(3) Nationwide Variable Account PO Box 182029 c/o IPO Portfolio Accounting Columbus, OH 43218-2029	3,047,868.842	7.72% of Class D shares and 5.67% of the Growth Fund as a whole

Fund	Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of Class/Fund Owned

Institutional Service Class	Nationwide Life Insurance Co.(3) Qualified Plan Variable Account PO Box 182029 c/o IPO Portfolio Accounting Columbus, OH 43218-2029	12,426,663.746	100.00% of ISC Shares and 23.12% of the Growth Fund as a whole

(1)	Gartmore has been advised that the deferred compensation plans of members of the National Association of Counties beneficially own a significant portion of all outstanding shares of the Large Cap Growth Fund. The investment options for these plans will be modified prior to the Reorganization and, therefore, these investments in the Large Cap Growth Fund will be withdrawn prior to the Reorganization. Nationwide Life Insurance Company has voting authority, but not investment authority, with respect to these shares.
(2)	Nationwide Trust Company FSB is the record owner but not beneficial owner of such shares and therefore does not have voting authority or investment authority with respect to these shares.
(3)	As described above, Nationwide will vote these shares in accordance with voting instructions it receives in a timely manner from variable contract owners.

As of the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of any class of either the Large Cap Growth Fund or the Growth Fund.

GLOSSARY

Useful Terms and Definitions

BISYS—BISYS Fund Services Ohio, Inc., subadministrator and sub-transfer agent for the Funds.

Gartmore—Gartmore Mutual Fund Capital Trust, the Funds’ investment adviser.

Gartmore Funds—the funds or series of Gartmore Mutual Funds and Gartmore Mutual Funds II.

GDSI—Gartmore Distribution Services, Inc., the principal underwriter for the Funds and an indirect subsidiary of Gartmore Global Investments, Inc.

GGAMT—Gartmore Global Asset Management Trust, a Pennsylvania business trust and a wholly-owned subsidiary of Nationwide Corporation. GGAMT is the parent company of GGI.

GGI—Gartmore Global Investments, Inc., a holding company which is the owner of Gartmore.

GISI—Gartmore Investors Services, Inc., the transfer agent and dividend disbursing agent for the Funds.

Goldman Sachs—Goldman Sachs & Co., a company with investment adviser subsidiaries, including GSAM.

GSA—Gartmore S.A. Capital Trust, the administrator for the Funds and a subsidiary of GGI.

GSAM—Goldman Sachs Asset Management, L.P., a registered investment adviser and subsidiary of Goldman Sachs and the subadviser currently selected by Gartmore to manage the Large Cap Growth Fund on a day-to-day basis.

Nationwide—Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and their affiliated insurance companies.

The Trust—Gartmore Mutual Funds, an Ohio business trust.

EXHIBIT A

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”), is made by Gartmore Mutual Funds, a business trust created under the laws of the State of Ohio, with its principal place of business at 1200 River Road, Conshohocken, Pennsylvania 19428 (the “Trust”), as of September 18, 2003, on behalf of two of the Trust’s series, the Gartmore Growth Fund (the “Growth Fund”) and the Nationwide Large Cap Growth Fund (the “Large Cap Growth Fund,” and together with the Growth Fund, the “Funds”).

Background Information

The reorganization of the Large Cap Growth Fund with and into the Growth Fund (the “Reorganization”) shall consist of:

(i)  the acquisition by the Growth Fund of all of the property, assets and goodwill, subject to the liabilities, of the Large Cap Growth Fund, in exchange solely for Class A shares of beneficial interest, without par value, of the Growth Fund (the “Growth Fund Class A Shares”), Class B shares of beneficial interest, without par value, of the Growth Fund (the “Growth Fund Class B Shares”), Class C shares of beneficial interest, without par value, of the Growth Fund (the “Growth Fund Class C Shares”), and Institutional Service Class shares of beneficial interest, without par value, of the Growth Fund (the “Growth Fund ISC Shares”) (the Growth Fund Class A Shares, the Growth Fund Class B Shares, the Growth Fund Class C Shares and the Growth Fund ISC Shares are collectively referred to as the “Growth Fund Shares”);

(ii)  the distribution of (a) the Growth Fund Class A Shares to the holders of Class A shares of the Large Cap Growth Fund (the “Large Cap Growth Fund Class A Shares”), (b) the Growth Fund Class B Shares to the holders of Class B shares of the Large Cap Growth Fund (the “Large Cap Growth Fund Class B Shares”), (c) the Growth Fund Class C Shares to the holders of Class C shares of the Large Cap Growth Fund (the “Large Cap Growth Fund Class C Shares”), and (d) the Growth Fund ISC Shares to the holders of Institutional Service Class shares of the Large Cap Growth Fund (the “Large Cap Growth Fund ISC Shares”) (the Large Cap Growth Fund Class A Shares, the Large Cap Growth Fund Class B Shares, the Large Cap Growth Fund Class C Shares and the Large Cap Growth Fund ISC Shares are collectively referred to as the “Large Cap Growth Fund Shares”), according to their respective interests; and

(iii)  the subsequent dissolution of the Large Cap Growth Fund, as soon as practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan set forth below.

Statement of Plan

The Plan shall be consummated in accordance with, and is subject to, the following terms and conditions:

Section 1.    Sale and Transfer of Assets, Liquidation and Dissolution of the Large Cap Growth Fund.

(a)  Subject to the terms and conditions of the Plan, the Trust, on behalf of the Large Cap Growth Fund, shall sell, convey, transfer and deliver to the Growth Fund at the Closing all of the Large Cap Growth Fund’s then existing assets (including cash, dividends or interest receivables and any deferred or prepaid expenses), subject to the liabilities (as described more fully below) of the Large Cap Growth Fund (hereinafter called the “Net Assets”). Prior to the Closing Date, the Large Cap Growth Fund will endeavor to discharge or cause to be discharged, or make provision for the payment of, all of its known liabilities and obligations. The Growth Fund shall acquire the Net Assets subject to all liabilities, expenses, costs, charges and reserves of the Large Cap Growth Fund, contingent or otherwise, including liabilities reflected in any unaudited statement of assets and liabilities of the Large Cap Value Fund as of the Valuation Time (as defined in Section 2), prepared by or on behalf of the Trust as of the Valuation Time in accordance with generally accepted accounting principles consistently applied from and after October 31, 2003.

(b)  Subject to the terms and conditions of the Plan, the Trust, on behalf of the Growth Fund, shall, at the Closing, deliver to the Large Cap Growth Fund:

(i)  the number of the Growth Fund Class A Shares, determined by dividing the net asset value per share of the Large Cap Growth Fund Class A Shares by the net asset value per share of the Growth Fund Class A Shares, and multiplying the result thereof by the number of outstanding Large Cap Growth Fund Class A Shares, all as of the Valuation Time;

(ii)  the number of the Growth Fund Class B Shares, determined by dividing the net asset value per share of the Large Cap Growth Fund Class B Shares by the net asset value per share of the Growth Fund Class B Shares, and multiplying the result thereof by the number of outstanding Large Cap Growth Fund Class B Shares, all as of the Valuation Time;

(iii)  the number of the Growth Fund Class C Shares, determined by dividing the net asset value per share of the Large Cap Growth Fund Class C Shares by the net asset value per share of the Growth Fund Class C Shares, and multiplying the result thereof by the number of outstanding Large Cap Growth Fund Class C Shares, all as of the Valuation Time; and

(iv)  the number of the Growth Fund ISC Shares, determined by dividing the net asset value per share of the Large Cap Growth Fund ISC Shares by the net asset value per share of the Growth Fund ISC Shares, and multiplying the result thereof by the number of outstanding Large Cap Growth Fund ISC Shares, all as of the Valuation Time.

All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(c)  As soon as practicable following the Closing, the Trust shall dissolve the Large Cap Growth Fund and distribute pro rata to the shareholders of record of the Large Cap Growth Fund Shares, as of the Closing Date (as defined in Section 3), the Growth Fund Shares received by the Large Cap Growth Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Growth Fund of the type and in the amounts due shareholders of the Large Cap Growth Fund based on their respective holdings as of the Valuation Time. Fractional Growth Fund Shares shall be carried to the fourth decimal place.

Section 2.    Valuation.

(a)  The value of the Large Cap Growth Fund Shares’ Net Assets to be acquired by the Growth Fund hereunder shall be computed as of the earlier of (i) 4:00 p.m., Eastern time, or (ii) the close of regular trading on the New York Stock Exchange (“NYSE”), on the business day immediately preceding the Closing Date (the “Valuation Time”), using the valuation procedures set forth in the Large Cap Growth Fund’s currently effective prospectus and statement of additional information.

(b)  The net asset value of each Large Cap Growth Fund Share shall be determined to the nearest hundredth of a cent as of the Valuation Time, using the valuation procedures set forth in the Large Cap Growth Fund’s currently effective prospectus and statement of additional information.

(c)  The net asset value of each Growth Fund Share shall be determined to the nearest hundredth of a cent as of the Valuation Time, using the valuation procedures set forth in the Growth Fund’s currently effective prospectus and statement of additional information.

Section 3.    Closing and Closing Date.

The Closing Date shall be December 22, 2003, or such later date as determined by the Trust’s officers. The Closing shall take place at the principal offices of the Trust at 8:30 a.m., Eastern time, on the Closing Date. The Trust, on behalf of the Large Cap Growth Fund, shall provide for delivery as of the Closing those Net Assets of the Large Cap Growth Fund to be transferred to the account of the Growth Fund at the Trust’s custodian, JP Morgan Chase Bank, 270 Park Avenue, New York, New York 10017. Also, the Trust, on behalf of the Large Cap Growth Fund, shall have prepared and have available at the Closing a list of names and addresses of the holders of record of the Large Cap Growth Fund Shares and the number of Large Cap Growth Fund Shares, by class, owned by each such shareholder, all as of the Valuation Time, certified by the Trust’s transfer agent or by the Treasurer of the Trust to the best of its or his knowledge and belief. The Trust, on behalf of the Growth Fund, shall issue and deliver the Growth Fund Shares to be delivered pursuant to the Plan to the holders of Large Cap Growth Fund Shares on a share deposit receipt registered in the name of the Large Cap Growth Fund or shall have otherwise prepared satisfactory evidence that such Growth Fund Shares have been registered in an account on the books of the Growth Fund in such manner as the officers of the Trust, on behalf of the Large Cap Growth Fund, shall deem appropriate.

Section 4.    Declarations by the Trust on behalf of the Funds.

The Trust makes the following declarations regarding and on behalf of each Fund:

(a)  Each Fund is a series of the Trust, a business trust created under the laws of the State of Ohio on October 30, 1997, and that is validly existing under the laws of that State. The Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company; such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing; and all of the shares of the Funds sold to date were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising the initial capital or for securing initial shareholder approvals.

(b)  The Trust is authorized to issue an unlimited number of shares of beneficial interest of each Fund, without par value, each outstanding share of which is validly issued, fully paid, non-assessable, and freely transferable and has full voting rights. The Trust is authorized to issue five classes of shares of the Growth Fund: Class A, Class B, Class C, Class D and Institutional Service Class shares. An unlimited number of shares of beneficial interest, without par value, has been allocated and designated to each of these five classes. The Trust is authorized to issue four classes of shares of the Large Cap Growth Fund: Class A, Class B, Class C and Institutional Service Class shares. An unlimited number of shares of beneficial interest, without par value, has been allocated and designated to each of these four classes.

(c)  The financial statements appearing in the Trust’s Annual Reports to Shareholders for the fiscal year ended October 31, 2002, audited by PricewaterhouseCoopers LLP, and in the Trust’s Semi-Annual Reports to Shareholders for the period ended April 30, 2003, fairly present the financial position of the Funds as of such dates and the results of their operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d)  The books and records of the Funds accurately summarize, in all material respects, the accounting data represented and contain no material omissions with respect to the business and operations of the Funds.

(e)  The Trust has the necessary power and authority to conduct the Funds’ business as such business is now being conducted.

(f) The Trust, on behalf of the Funds, is not a party to or obligated under any provision of its Amended Declaration of Trust (the “Declaration of Trust”) or Amended By-laws (the “By-laws”), or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its performance of its obligations under the Plan.

(g)  The Trust has elected to treat each Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and each Fund has qualified as a RIC for each taxable year since its inception. Consummation of the transactions contemplated by the Plan shall not cause either Fund to fail to be so qualified as a RIC, and each Fund shall qualify as a RIC as of the Closing.

(h)  At the Closing, each Fund shall have good and marketable title to all of its then existing securities and other assets, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto, except, however, to the extent that the Net Assets of the Large Cap Growth Fund are subject to any liabilities pursuant to Section 1(a) above.

(i)  Except as disclosed in the Trust’s currently effective prospectuses relating to the Funds, there are no material suits, judicial actions, or legal, administrative or other proceedings or investigations pending or threatened against either of the Funds.

(j)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

(k)  The adoption of, and the performance of the transactions contemplated by, the Plan have been duly and validly authorized by all necessary action of the Trust’s Board of Trustees.

(l)  The Trust anticipates that consummation of the transactions contemplated by the Plan shall not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of each Fund’s then current fiscal year.

Section 5.    Intentions of the Trust on behalf of the Funds.

(a)  The Trust intends to continue to operate each Fund’s respective business, as it is presently conducted, between the date hereof and the Closing.

(b)  The Trust intends that the Large Cap Growth Fund shall not acquire the Growth Fund Shares for the purpose of making distributions thereof to anyone other than the Large Cap Growth Fund’s shareholders.

(c)  The Trust, on behalf of the Large Cap Growth Fund, intends, if the transactions contemplated by the Plan are consummated, to liquidate and dissolve promptly the Large Cap Growth Fund.

(d)  The Trust intends that, by the Closing Date, all of the Funds’ Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(e)  The Trust intends to mail to each shareholder of record of the Funds entitled to vote at the meeting of their shareholders at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, the 1933 Act, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(f)  The Trust intends to file with the U.S. Securities and Exchange Commission (the “SEC”) a registration statement on Form N-14 under the 1933 Act relating to the Growth Fund Shares issuable hereunder (the “Registration Statement”), and shall use its best efforts to cause the Registration Statement to become effective as promptly as practicable. At the time it becomes effective, the Registration Statement shall: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the meeting of the shareholders of the Large Cap Growth Fund and the Growth Fund, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

Section 6.    Conditions Precedent to be Fulfilled by the Trust on Behalf of the Funds.

The consummation of the Plan hereunder shall be subject to the following conditions:

(a) (i)  All the declarations contained herein shall be true and correct as of the Closing, with the same effect as though made as of and at such date; (ii) the performance of all obligations required under the Plan to be performed by the Trust on behalf of the Funds shall occur at or have occurred prior to the Closing; and (iii) the Trust shall execute a certificate signed by the Treasurer and by the Secretary or equivalent officer to the foregoing effect.

(b)  The Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of the Trust on behalf of each Fund.

(c)  The SEC shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. Further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of the Large Cap Growth Fund or the Growth Fund or would prohibit the transactions contemplated hereby.

(d)  The Plan shall have been adopted and approved by the appropriate action of the shareholders of the Large Cap Growth Fund and the Growth Fund at a special meeting of shareholders.

(e)  A distribution or distributions shall have been declared for the Large Cap Growth Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to the shareholders of the Large Cap Growth Fund: (i) all of its net investment income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Valuation Time; and (ii) any undistributed net investment income and net realized capital gains from any period to the extent not otherwise declared for distribution.

(f)  There shall be delivered to the Trust, on behalf of the Funds, an opinion from Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the transactions contemplated hereby are carried out in accordance with the Plan and Ohio law, and based upon certificates of the officers of the Trust with regard to matters of fact:

(i)  The acquisition by the Growth Fund of all the assets of the Large Cap Growth Fund, subject to liabilities, as provided for herein, in exchange for the Growth Fund Shares, followed by the distribution by the Large Cap Growth Fund to its shareholders of the Growth Fund Shares in complete liquidation of the Large Cap Growth Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the Large Cap Growth Fund and the Growth Fund will each be a party to the reorganization within the meaning of Section 368(b) of the Code;

(ii)  No gain or loss will be recognized by the Large Cap Growth Fund upon the transfer of all of its assets, subject to liabilities, to the Growth Fund in exchange solely for voting shares of the Growth Fund, pursuant to Sections 361(a) and 357(a) of the Code;

(iii)  No gain or loss will be recognized by the Growth Fund upon the receipt of all of the assets of the Large Cap Growth Fund, subject to liabilities, in exchange solely for voting shares of the Growth Fund, pursuant to Section 1032(a) of the Code;

(iv)  The basis of the assets of the Large Cap Growth Fund received by the Growth Fund will be the same as the basis of such assets to the Large Cap Growth Fund immediately prior to the exchange of all of the assets of the Large Cap Growth Fund, subject to liabilities, for voting shares of the Growth Fund, pursuant to Section 362(b) of the Code;

(v)  The holding period of the assets of the Large Cap Growth Fund received by the Growth Fund will include the period during which such assets were held by the Large Cap Growth Fund, pursuant to Section 1223(2) of the Code;

(vi)  No gain or loss will be recognized to the holders of the Large Cap Growth Fund Shares upon the exchange of their shares in the Large Cap Growth Fund for voting shares of the Growth Fund, pursuant to Section 354(a) of the Code;

(vii)  The basis of the Growth Fund Shares received by the holders of the Large Cap Growth Fund Shares shall be the same as the basis of the Large Cap Growth Fund Shares exchanged therefor, pursuant to Section 358(a)(1) of the Code;

(viii)  The holding period of the Growth Fund Shares received by holders of the Large Cap Growth Fund Shares (including fractional shares to which they may be entitled) will include the holding period of the Large Cap Growth Fund Shares surrendered in exchange therefor, provided that the Large Cap Growth Fund Shares were held as a capital asset on the Closing Date of the exchange, pursuant to Section 1223(1) of the Code; and

(ix)  The Growth Fund will succeed to and take into account as of the date of the proposed transfer, the items of the Large Cap Growth Fund described in Section 381(c) of the Code (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

(g)  There shall be delivered to the Trust, on behalf of the Funds, an opinion in form and substance reasonably satisfactory to it from Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust with respect to the Funds, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles:

(i)  Each Fund is a duly designated series of the Trust, and the Trust is a validly existing business trust under the laws of the State of Ohio;

(ii)  The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Growth Fund, without par value, and that the Growth Fund Shares to be delivered to the Large Cap Growth Fund as provided for by the Plan, are duly authorized and upon delivery will be validly issued and will be fully paid and non-assessable by the Trust and no shareholder of the Trust has any preemptive right to subscription or purchase in respect thereof;

(iii)  The Trust is an open-end investment company of the management type registered as such under the 1940 Act;

(iv)  Except as disclosed in the Funds’ currently effective prospectuses, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Funds, the unfavorable outcome of which would materially and adversely affect the Funds;

(v)  All actions required to be taken by the Trust to authorize the Plan and to effect the transactions contemplated by the Plan have been duly authorized by all necessary action on the part of the Trust and the Funds; and

(vi)  To such counsel’s knowledge, the performance by the Trust of its obligations under the Plan does not violate any provision of the Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; and the Plan has been duly and validly authorized.

In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the existence of the Trust.

(h)  The Trust’s Registration Statement with respect to the Growth Fund Shares to be delivered to the shareholders of the Large Cap Growth Fund in accordance with the Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement, or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i) The Growth Fund Shares to be delivered hereunder shall be eligible for sale by the Trust in each state or jurisdiction where such eligibility is required in order to permit the Growth Fund Shares lawfully to be delivered to each holder of the Large Cap Growth Fund Shares.

Section 7.    Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne by Gartmore Mutual Fund Capital Trust or one of its affiliates, but not by either Fund or their shareholders.

Section 8.    Termination; Postponement; Waiver; Order.

(a)  Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the transactions contemplated by the Plan abandoned at any time (whether before or after approval thereof by the shareholders of the Large Cap Growth Fund and the Growth Fund) prior to the Closing, or the Closing may be postponed by the Trust, by resolution of the Board of Trustees of the Trust, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b)  If the transactions contemplated by the Plan have not been consummated by September 18, 2005, the Plan shall automatically terminate on that date, unless a later date is established by the Board of Trustees of the Trust.

(c)  In the event of termination of the Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust, the Funds nor the Trust’s trustees, officers, or agents or the shareholders of the Funds shall have any liability in respect of the Plan.

(d)  At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the Board of Trustees of the Trust, if, in the judgment of the Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to the shareholders of either Fund.

(e)  The declarations contained in Section 4 hereof shall expire with and be terminated by the consummation of the transactions contemplated by the Plan, and neither the Trust nor any of its officers, trustees, agents or shareholders nor the Funds nor any of their shareholders shall have any liability with respect to such declarations after the Closing.

EXHIBIT B

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

The following tables are intended to help you understand each Fund’s financial performance for the past five years (or life of the Fund if shorter than five years). Certain information reflects financial results for a single Fund share. The total return in the tables represents the rate that an investor would have earned (or lost) on an investment in the particular Fund, assuming reinvestment of all dividends and distributions. This information for the periods ended October 31, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Annual Reports, which are available upon request. The information for the six month period ended April 30, 2003 has not been audited.

Selected Data for Each Share of Capital Outstanding

Gartmore Growth Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Net Realized and Unrealized Gains (losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset, Value, End of Period	Total Return (a)		Net Assets at End of Period (000s)	Ratio of Expenses To Average Net Assets		Ratio of Net Investment Income (loss) to Average Net Assets		Portfolio Turnover (b)
Class A Shares
Period Ended October 31, 1998 (c)	$16.51	(0.02)	(0.47)	(0.49)	—	—	—	$16.02	(2.97	%)(f)	$2,830	1.11	%(g)	(0.38	%)(g)	38.61%
Year Ended October 31, 1999	$16.02	0.01	2.64	2.65	(0.01)	(0.31)	(0.32)	$18.35	16.85%		$7,654	1.04%		(0.02%)		35.18%
Year Ended October 31, 2000	$18.35	(0.08)	(0.84)	(0.92)	—	(2.44)	(2.44)	$14.99	(6.43%)		$9,234	1.04%		(0.52%)		163.52%
Year Ended October 31, 2001	$14.99	(0.05)	(5.85)	(5.90)	—	(3.20)	(3.20)	$5.89	(47.33%)		$5,268	1.33%		(0.60%)		210.72%
Year Ended October 31, 2002	$5.89	(0.02)	(1.13)	(1.15)	—	—	—	$4.74	(19.52%)		$4,828	1.17%		(0.34%)		241.95%
Six Months Ended April 30, 2003 (Unaudited)	$4.74	—	0.20	0.20	—	—	—	$4.94	4.22	%(f)	$5,342	1.13	%(g)	(0.17	%)(g)	130.22%

Class B Shares
Period Ended October 31, 1998 (c)	$16.51	(0.04)	(0.49)	(0.53)	—	—	—	$15.98	(3.21	%)(f)	$1,557	1.88	%(g)	(1.16	%)(g)	38.61%
Year Ended October 31, 1999	$15.98	(0.06)	2.59	2.53	—	(0.31)	(0.31)	$18.20	16.12%		$6,210	1.79%		(0.76%)		35.18%
Year Ended October 31, 2000	$18.20	(0.15)	(0.90)	(1.05)	—	(2.44)	(2.44)	$14.71	(7.30%)		$8,180	1.80%		(1.28%)		163.52%
Year Ended October 31, 2001	$14.71	(0.10)	(5.87)	(5.97)	—	(3.20)	(3.20)	$5.54	(49.10%)		$4,288	2.12%		(1.36%)		210.72%
Year Ended October 31, 2002	$5.54	(0.06)	(1.04)	(1.10)	—	—	—	$4.44	(19.86%)		$3,299	1.90%		(1.08%)		241.95%
Six Months Ended April 30, 2003 (Unaudited)	$4.44	(0.02)	0.19	0.17	—	—	—	$4.61	3.83	%(f)	$3,320	1.85	%(g)	(0.89	%)(g)	130.22%

Class C Shares
Period Ended October 31, 2001 (d)	$7.11	(0.03)	(1.53)	(1.56)	—	—	—	$5.55	(21.94	%)(f)	$58	2.27	%(g)	(1.41	%)(g)	210.72%
Year Ended October 31, 2002	$5.55	(0.06)	(1.05)	(1.11)	—	—	—	$4.44	(20.00%)		$52	1.90%		(1.08%)		241.95%
Six Months Ended April 30, 2003 (Unaudited)	$4.44	(0.02)	0.19	0.17	—	—	—	$4.61	3.83	%(f)	$77	1.85	%(g)	(0.92	%)(g)	130.22%

Class D Shares
Year Ended October 31, 1998 (c)	$16.32	0.03	2.32	2.35	(0.04)	(2.61)	(2.65)	$16.02	15.94%		$914,178	0.73%		0.19%		38.61%
Year Ended October 31, 1999	$16.02	0.03	2.65	2.68	(0.03)	(0.31)	(0.34)	$18.36	17.07%		$1,014,687	0.80%		0.19%		35.18%
Year Ended October 31, 2000	$18.36	(0.05)	(0.84)	(0.89)	—	(2.44)	(2.44)	$15.03	(6.23%)		$834,816	0.83%		(0.30%)		163.52%
Year Ended October 31, 2001	$15.03	(0.03)	(5.86)	(5.89)	—	(3.20)	(3.20)	$5.94	(47.07%)		$385,898	1.10%		(0.38%)		210.72%
Year Ended October 31, 2002	$5.94	(0.01)	(1.14)	(1.15)	—	—	—	$4.79	(19.36%)		$207,357	0.93%		(0.10%)		241.95%
Six Months Ended April 30, 2003 (Unaudited)	$4.79	—	0.20	0.20	—	—	—	$4.99	4.18	%(f)	$203,399	0.86	%(g)	0.10	%(g)	130.22%

Institutional Service Class Shares
Period Ended October 31, 2002 (e)	$6.59	(0.01)	(1.79)	(1.80)	—	—	—	$4.79	(27.31	%)(f)	$59,307	0.88	%(g)	(0.11	%)(g)	241.95%
Six Months Ended April 30, 2003 (Unaudited)	$4.79	—	0.21	0.21	—	—	—	$5.00	4.38	%(f)	$62,390	0.85	%(g)	0.11	%(g)	130.22%

(a)	Excludes sales charge.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Shares first offered to public on May 11, 1998. Upon a trust reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
(d)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(e)	For the period from January 2, 2002 (commencement of operations) through October 31, 2002.
(f)	Not annualized.
(g)	Annualized.

B-1

Selected Data for Each Share of Capital Outstanding

Nationwide Large Cap Growth Fund

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Net Realized and Unrealized Gains (losses) on Investments	Total from Investment Activities	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (loss) to Average Net Assets		Ratio of Expenses (prior to reimbursements) to Average Net Assets (b)		Ratio of Net Investment Income (loss) (prior to reimbursements) to Average Net Assets (b)		Portfolio Turnover (c)
Class A Shares
Period Ended October 31, 1999 (d)	$10.00	(0.04)	3.62	3.58	—	—	$13.58	35.80	%(f)	$33,410	1.20	%(g)	(0.27	%)(g)	1.69	%(g)	(0.76	%)(g)	65.27%
Year Ended October 31, 2000	$13.58	(0.04)	1.03	0.99	(0.20)	(0.20)	$14.37	7.26%		$40,643	1.20%		(0.33%)		1.74%		(0.87%)		86.68%
Year Ended October 31, 2001	$14.37	(0.04)	(5.55)	(5.59)	(0.49)	(0.49)	$8.29	(39.92%)		$33,579	1.20%		(0.47%)		1.88%		(1.15%)		78.02%
Year Ended October 31, 2002	$8.29	(0.04)	(1.57)	(1.61)	—	—	$6.68	(19.42%)		$27,246	1.36%		(0.46%)		1.52%		(0.62%)		114.21%
Six Months Ended April 30, 2003 (Unaudited)	$6.68	(0.01)	0.12	0.11	—	—	$6.79	1.65	%(f)	$26,634	1.44	%(g)	(0.28	%)(g)	1.53	%(g)	(0.37	%)(g)	42.81%

Class B Shares
Period Ended October 31, 1999 (d)	$10.00	(0.12)	3.62	3.50	—	—	$13.50	35.00	%(f)	$1,179	1.95	%(g)	(0.97	%)(g)	5.26	%(g)	(4.28	%)(g)	65.27%
Year Ended October 31, 2000	$13.50	(0.06)	0.94	0.88	(0.20)	(0.20)	$14.18	6.48%		$3,234	1.95%		(1.06%)		3.33%		(2.44%)		86.68%
Year Ended October 31, 2001	$14.18	(0.11)	(5.55)	(5.66)	(0.49)	(0.49)	$8.03	(40.98%)		$225	1.95%		(1.21%)		3.70%		(2.96%)		78.02%
Year Ended October 31, 2002	$8.03	(0.09)	(1.50)	(1.59)	—	—	$6.44	(19.80%)		$1,773	2.02%		(1.13%)		2.25%		(1.36%)		114.21%
Six Months Ended April 30, 2003 (Unaudited)	$6.44	(0.03)	0.11	0.08	—	—	$6.52	1.24	%(f)	$1,718	2.05	%(g)	(0.89	%)(g)	2.14	%(g)	(0.98	%)(g)	42.81%

Class C Shares
Period Ended October 31, 2001 (e)	$9.91	(0.03)	(1.84)	(1.87)	—	—	$8.04	(18.87	%)(f)	$35	1.95	%(g)	(1.20	%)(g)	4.51	%(g)	(3.76	%)(g)	78.02%
Year Ended October 31, 2002	$8.04	(0.08)	(1.52)	(1.60)	—	—	$6.44	(19.90%)		$37	2.02%		(1.13%)		2.22%		(1.33%)		114.21%
Six Months Ended April 30, 2003 (Unaudited)	$6.44	(0.03)	0.11	0.08	—	—	$6.52	1.24	%(f)	$47	2.05	%(g)	(0.91	%)(g)	2.14	%(g)	(1.00	%)(g)	42.81%

Institutional Service Class Shares
Period Ended October 31, 1999 (d)	$10.00	(0.01)	3.61	3.60	—	—	$13.60	36.00	%(f)	$4,594	1.05	%(g)	(0.09	%)(g)	3.46	%(g)	(2.50	%)(g)	65.27%
Year Ended October 31, 2000	$13.60	(0.03)	1.04	1.01	(0.20)	(0.20)	$14.41	7.40%		$9,904	1.05%		(0.17%)		1.54%		(0.66%)		86.68%
Year Ended October 31, 2001	$14.41	(0.03)	(5.55)	(5.58)	(0.49)	(0.49)	$8.34	(39.73%)		$7,505	1.05%		(0.33%)		1.62%		(0.90%)		78.02%
Year Ended October 31, 2002	$8.34	(0.02)	(1.59)	(1.61)	—	—	$6.73	(19.30%)		$6,082	1.21%		(0.32%)		1.38%		(0.49%)		114.21%
Six Months Ended April 30, 2003 (Unaudited)	$6.73	—	0.12	0.12	—	—	$6.85	1.78	%(f)	$6,598	1.30	%(g)	(0.15	%)(g)	1.39	%(g)	(0.24	%)(g)	42.81%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e)	For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)	Not annualized.
(g)	Annualized.

B-2

EXHIBIT C

PERFORMANCE HISTORY AND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Gartmore Growth Fund

The following bar chart and table show two aspects of the Growth Fund: volatility and performance. The bar chart shows the volatility—or variability—of the Growth Fund’s annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Growth Fund’s average annual total returns on a before-tax basis (and on an after-tax basis for Class D shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Growth Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Growth Fund shares through tax-deferred arrangements, such as qualified retirement plans.

Annual Returns—Growth Fund—Class D Shares(1) (years ended December 31)

Year-to-Date Return as of June 30, 2003: 14.99%

Best Quarter: 18.27%	2nd qtr. of 1997
Worst Quarter:	-28.00% 1st qtr. of 2001

(1)	These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

Average annual returns—Growth Fund—as of December 31, 2002(1)	1 Year	5 Years	10 Years
Class A shares—Before Taxes(2)	-32.80%	-13.51%	0.36%
Class B shares—Before Taxes(2)	-32.68%	-13.70%	0.37%
Class C shares—Before Taxes(3)	-30.64%	-12.96%	0.68%
ISC shares—Before Taxes(4)	-28.55%	-12.28%	1.07%
Class D shares—Before Taxes	-31.92%	-13.12%	0.58%
Class D shares—After Taxes on Distributions	-31.92%	-14.69%	-1.39%
Class D shares—After Taxes on Distributions and Sale of Shares(5)	-19.60%	-8.63%	1.18%
Russell 1000® Growth Index(6)	-27.88%	-3.84%	6.70%

(1)	These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

(2)	These returns through May 11, 1998 are based on the performance of the Fund’s predecessor fund, which was achieved prior to the creation of the Class A and Class B shares, and which is the same as the performance shown for Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares average annual total returns are similar to what Class A and Class B shares would have produced because Class A and Class B shares invest in the same portfolio of securities as Class D shares. The returns for Class A and Class B shares have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A and Class B shares would have been lower.

(3)	These returns through May 11, 1998 are based on the performance of the Fund’s predecessor fund, which was achieved prior to the creation of the Class C shares, and which is the same as the performance shown for Class D shares. In addition, the performance of Class C shares for the period of May 11, 1998 through March 1, 2001, when Class C shares were implemented, is based on the performance of Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares’ average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class D shares. The returns for Class C shares have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class C shares would have been lower.

(4)	These returns through May 11, 1998 are based on the performance of the Fund’s predecessor fund, which was achieved prior to the creation of the ISC shares, and which is the same as the performance shown for Class D shares. In addition, the performance of ISC shares for the period of May 11, 1998 through January 2, 2002, when ISC shares were implemented, is based on the performance of Class D shares. Excluding the effect of any fee waivers or reimbursements, ISC shares’ average annual total returns are similar to what Class D shares would have produced because ISC shares invest in the same portfolio of securities as Class D shares.

(5)	The performance for “Class D Shares—After Taxes on Distributions and Sale of Shares” is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the taxes generated if the shares had been sold.

(6)	The Russell 1000® Growth Index is an unmanaged index of growth securities of large U.S. companies included in the Russell 1000® Index (the largest 1000 companies in the U.S.). These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

MANAGEMENT’S DISCUSSION OF THE GROWTH FUND’S PERFORMANCE

The following is management’s discussion and analysis of the performance of the Growth Fund for the year ended October 31, 2002. This discussion provides an overview of the economy and how the economy affected the Growth Fund during the year ended October 31, 2002. This discussion also provides a look into the then-current investment techniques and strategies of, and the outlook for, the Growth Fund. The outlook foreseen by the portfolio manager at that time may not have been realized.

How did the Growth Fund Perform?

The Growth Fund returned -19.52%* versus -19.62% for its benchmark, the Russell 1000® Growth Index.

For broader comparison, the S&P 500 Index returned -15.11% for the period.

*	Performance of Class A shares without sales charge and assuming all distributions are reinvested.

What Market/Economic Factors Influenced the Portfolio’s Performance?

The equity markets staged a brief rally immediately after the terrorist attacks of Sept. 11, 2001. However, positive investor sentiment faded after a number of issues dragged down stock market performance.

A stretch of downbeat economic news prompted fears of a “double-dip” recession, and a series of high-profile cases involving corporate accounting and management scandals intensified skepticism about the clarity and credibility of many companies’ earnings. Heightened concern about a possible war with Iraq also contributed to investors’ uneasiness. Combined with a persistent weakness in corporate profits, each of these factors hurt stock performance within all market sectors and capitalizations during the year.

The Growth Fund’s negative return reflected the poor performance of large-capitalization growth stocks as a whole, yet the Growth Fund did perform in line with its investment objective and benchmark.

What Sectors/Holdings Enhanced or Detracted From Performance?

Consumer spending remained strong for most of the year, despite a slowdown in the third quarter of 2002. Foreseeing the trend, the Growth Fund placed an emphasis on consumer-related stocks. This strategy paid off, as several holdings as diverse as Proctor & Gamble Co. and Harley-Davidson, Inc. performed well. Robust sales and a broad product line helped boost Proctor & Gamble’s stock. Harley-Davidson benefited from exceptionally strong demand for its motorcycles and sales of special products designed to commemorate the company’s 100th anniversary.

On the downside, Growth Fund performance was hurt by a sizable investment in the information technology sector, which is still hampered by a lack of demand stemming from businesses’ limited capital spending. For example, stocks of large semiconductor makers Fairchild Semiconductor International, Inc. and Texas Instruments Inc. each finished well into negative territory, suffering from weak product sales.

How is the Growth Fund Positioned?

Moving into the fourth quarter of 2002 and preparing for 2003, we are positioning the Growth Fund less defensively. As a result, we increased the Growth Fund’s allocation to the information technology sector. This sector has been depressed for so long that we believe opportunities will emerge that can offer more attractive investment returns.

In boosting the Growth Fund’s IT exposure, we slightly pared back our investments in consumer-staples stocks. Predictable earnings relative to the broader markets have driven price/earnings multiples to very extended levels. We believe that low interest rates and mortgage refinancings will continue to buoy discretionary consumer spending for the intermediate term.

As always, however, we will remain focused on searching for individual companies with sound fundamentals and a market positioning that can gain market share regardless of economic conditions.

PORTFOLIO MANAGER: Christopher Baggini, CFA

PORTFOLIO MARKET VALUE: $273,977,679

OCTOBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN*

(For Years Ended October 31, 2002)

		1 Yr.	5 Yr.	10 Yr.
Class A(1)	w/o SC(2)	-19.52%	-11.68%	1.71%
	w/SC(3)	-24.16%	-12.73%	1.11%

Class B(1)	w/o SC(2)	-19.86%	-12.67%	1.14%
	w/SC(4)	-23.86%	-12.86%	1.14%

Class C(1)	w/o SC(2)	-20.00%	-11.96%	1.56%
	w/SC(5)	-21.65%	-12.13%	1.46%

Class D	w/o SC(2)	-19.36%	-11.49%	1.83%
	w/SC(6)	-22.99%	-12.30%	1.36%

Institutional Service Class(1)(7)		-19.36%	-11.49%	1.83%

*	The performance of the Growth Fund includes performance of its predecessor fund achieved prior to the reorganization of Nationwide Investing Foundation with and into the Trust on May 11, 1998. In addition, the performance of the Class A, Class B and Class C shares prior to such date has been restated for sales charges but not for fees applicable to such classes. Inception-to-date class-specific total returns can be found in the Fund’s Financial Highlights (attached as Exhibit B to the Prospectus/Proxy Statement).

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

(1)	These returns include performance based on Class D shares, which was achieved prior to the creation of Class A and Class B (5/11/98), Class C (3/1/01) and Institutional Service Class (1/2/02) shares. These returns have been restated for sales charges but not for fees applicable to these classes of shares, which include a 0.25% (Class A) or 1.00% (Class B and Class C) 12b-1 fee. Had Class A, Class B or Class C been in existence for the time periods presented, the performance for such classes would have been lower as a result of their additional expenses. Had ISC shares been in existence for the time periods presented, the performance of such class would have been similar assuming similar expenses.

(2)	These returns do not reflect the effects of sales charges (SC).

(3)	A 5.75% front-end sales charge was deducted.

(4)	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

(5)	A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

(6)	A 4.50% front-end sales charge was deducted.

(7)	Not subject to any sales charges.

    INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Comparative performance of $10,000 invested in Class D shares of the Growth Fund, the Russell 1000 Growth Index (Russell 1000 Growth) (a) and the Consumer Price Index (CPI) (b) over a 10-year period ended 10/31/02. Unlike the Growth Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a)	The Russell 1000 Growth is an unmanaged index of the growth securities of large U.S. companies included in the Russell 1000 Index.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

Nationwide Large Cap Growth Fund

The following bar chart and table show two aspects of the Large Cap Growth Fund: volatility and performance. The bar chart shows the volatility—or variability—of the Large Cap Growth Fund’s annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund’s average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Large Cap Growth Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Large Cap Growth Fund shares through tax-deferred arrangements, such as qualified retirement plans.

Annual Returns—Large Cap Growth Fund—Class A Shares(1) (years ended December 31)

Year-to-date Return as of June 30, 2003: 12.52%

Best Quarter: 22.82%	4th qtr. of 1999
Worst Quarter:	-21.79% 1st qtr. of 2001

(1)	These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

Average annual returns—Large Cap Growth Fund—as of December 31, 2002(1)	One Year	Since Inception(2)
Class A shares—Before Taxes	-32.39%	-10.04%
Class A shares—After Taxes on Distributions	-32.39%	-10.45%
Class A shares—After Taxes on Distributions and Sale of Shares(3)	-19.89%	-7.78%
Class B shares—Before Taxes	-32.36%	-9.97%
Class C shares—Before Taxes(4)	-30.23%	-9.78%
ISC shares Before Taxes	-28.27%	-8.59%
Russell 1000® Growth Index(5)	-27.88%	-8.35%

(1)	These returns reflect performance after sales charges, if any, and expenses are deducted.

(2)	The Fund began operations on November 2, 1998.

(3)	“Class A Shares-After Taxes on Distributions and Sale of Shares” is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the taxes generated if the shares had been sold.

(4)	These returns through March 1, 2001 are based on the performance of the Fund’s Class B shares, which was achieved prior to the creation of Class C Shares. Excluding the effect of any fee waivers or reimbursements, Class B shares’ average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after any fee waivers or reimbursements. For Class C shares, these returns have been restated for the applicable sales charges.

(5)	The Russell 1000® Growth Index is an unmanaged index of growth securities of large U.S. companies included in the Russell 1000® Index (the largest 1000 companies in the U.S.). These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

MANAGEMENT’S DISCUSSION OF THE LARGE CAP GROWTH FUND’S PERFORMANCE

The following is management’s discussion and analysis of the performance of the Large Cap Growth Fund for the year ended October 31, 2002. This discussion provides an overview of the economy and how the economy affected the Large Cap Growth Fund during the year ended October 31, 2002. This discussion also provides a look into the then-current investment techniques and strategies of, and the outlook for, the Large Cap Growth Fund from the perspective of GSAM, the Large Cap Growth Fund’s subadviser, from the perspective of the portfolio manager. The outlook foreseen by GSAM at that time may not have been realized.

How did the Large Cap Growth Fund Perform?

The Large Cap Growth Fund outperformed on a relative basis, returning -19.42%* versus -19.62% for its benchmark, the Russell 1000® Growth Index.

For broader comparison, the S&P 500 Index returned -15.11% for the period.

What Market/Economic Factors Influenced the Portfolio’s Performance?

The equity markets staged a brief rally after the terrorist attacks of September 11, 2001. Shortly thereafter, however, a stretch of downbeat economic news prompted fears of a “double-dip” recession. Several high-profile cases involving corporate accounting and management scandals intensified investors’ skepticism about the clarity and credibility of many companies’ reported earnings. Heightened concern about a possible war with Iraq also contributed to investors’ uneasiness.

Each of these factors, combined with a persistent weakness in corporate profits, hurt stock performance within all market sectors and capitalizations. The Large Cap Growth Fund was unable to avoid the generally negative conditions within the stock market.

What Sectors/Holdings Enhanced or Detracted From Performance?

While the Large Cap Growth Fund’s holdings in both the health-care and information technology sectors fell, they outperformed similar stocks within the benchmark. Specific stocks that contributed most to the Fund’s relative performance were overweights in foodservices company SYSCO Corp., Bank of America Corp., and Johnson & Johnson.

Conversely, stock selection in the commercial services sector detracted from performance. Among the Large Cap Growth Fund’s least-successful holdings were overweights in AOL Time Warner Inc. and Siebel Systems, Inc. (since eliminated from the portfolio). An underweight position versus the benchmark in telecommunications company QUALCOMM Inc. also detracted from the Large Cap Growth Fund’s return.

How is the Large Cap Growth Fund Positioned?

We continue to believe that cheaper stocks should outpace more expensive ones, and stocks with positive momentum should do better than those with downward momentum. In addition, we expect companies that are favored by fundamental research analysts and that have strong profit margins and sustainable earnings to outperform their peers. With that in mind, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

PORTFOLIO MANAGER: Goldman Sachs Asset Management–Subadviser

*	Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE: $35,378,476

OCTOBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN—LARGE CAP GROWTH FUND

(For Periods Ended October 31, 2002)

		1 Yr.	Inception(1)
Class A	w/o SC(2)	-19.42%	-8.37%
	w/SC(3)	-24.09%	-9.72%

Class B	w/o SC(2)	-19.80%	-9.19%
	w/SC(4)	-23.81%	-9.84%

Class C(5)	w/o SC(2)	-19.90%	-9.19%
	w/SC(6)	-21.48%	-9.41%

Institutional Service Class(7)		-19.30%	-8.20%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

(1)	Fund commenced operations on November 2, 1998.

(2)	These returns do not reflect the effects of sales charges (SC).

(3)	A 5.75% front-end sales charge was deducted.

(4)	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

(5)	These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.

(6)	A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

(7)	Not subject to any sales charges.

    INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Comparative performance of $10,000 invested in Class A shares of the Large Cap Growth Fund, the Russell 1000 Growth Index (Russell 1000 Growth) (a), and the Consumer Price Index (CPI) (b) since inception. Unlike the Large Cap Growth Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a)	The Russell 1000 Growth is an unmanaged index of the growth securities of large U.S. companies included in the Russell 1000 Index.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

PROXY TABULATOR

P.O. BOX 9132

HINGHAM, MA 02043-9132

THREE EASY WAYS TO VOTE YOUR PROXY

To vote by Telephone

1)	Read the Prospectus/Proxy Statement and have the Proxy card at hand.
2)	Call 1-888-221-0697.
3)	Enter the 14-digit control number below and follow the simple instructions.

To vote by Internet

1)	Read the Prospectus/Proxy Statement and have the Proxy card at hand.
2)	Go to www.proxyweb.com
3)	Enter the 14-digit control number below and follow the simple instructions.

To vote by Mail

1)	Read the Prospectus/Proxy Statement.
2)	Check the appropriate boxes on the reverse side.
3)	Sign and date the Proxy card below.
4)	Return the Proxy card in the envelope provided.

PROXY CARD	PROXY CARD

SPECIAL MEETING OF SHAREHOLDERS

Gartmore Mutual Funds

Nationwide Large Cap Growth Fund

**** CONTROL NUMBER: 999 999 999 999 99 ****

FUND NAME PRINTS HERE

The undersigned hereby revokes all previous proxies for his or her shares and appoints William Baltrus and Mary Fran Ennis and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Nationwide Large Cap Growth Fund series (the “Large Cap Growth Fund”) of Gartmore Mutual Funds (the “Trust”) that the undersigned is entitled to vote at the Special Meeting of Shareholders, including any adjournments thereof (the “Meeting”), to be held at 1200 River Road, Conshohocken, PA 19428 at 9:00 a.m., Eastern time, on Friday, December 12, 2003, upon such business as may properly be brought before the Meeting.

You are urged to date and sign this proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

Date	, 2003

Signature(s) (Sign in the Box)

NOTE: Please sign exactly as your name appears on this Proxy. If signing for estates, trusts, partnerships, or corporations, or in another fiduciary capacity, title or capacity should be stated. If shares are held jointly, each holder must sign.

IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY . . . TODAY

LCG – PC 12.03

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE.

NO POSTAGE REQUIRED IF MAILED IN THE U.S.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.

PLEASE DO NOT USE FINE POINT PENS.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED, THIS PROXY SHALL BE VOTED IN FAVOR OF THE PROPOSAL, REGARDING THE REORGANIZATION OF THE FUND PURSUANT TO THE PLAN OF REORGANIZATION ADOPTED BY THE TRUST. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS.

MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

1. To approve a Plan of Reorganization adopted by Gartmore Mutual Funds (the “Trust”), on behalf of the Large Cap Growth Fund and the Gartmore Growth Fund (the “Growth Fund”) series of the Trust, that provides for the acquisition by the Growth Fund of all of the assets, subject to liabilities, of the Large Cap Growth Fund, in exchange for Class A, Class B, Class C and Institutional Service Class shares of the Growth Fund, the distribution of such shares to the shareholders of the Large Cap Growth Fund and the dissolution of the Large Cap Growth Fund.

FOR         AGAINST         ABSTAIN

2. To grant the proxyholders authority to vote upon any other business that may properly come before the Meeting.

GRANT     WITHHOLD     ABSTAIN

IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY . . . TODAY

PLEASE SIGN AND DATE ON THE REVERSE SIDE

LCG – PC 12.03

PROXY TABULATOR

P.O. BOX 9132

HINGHAM, MA 02043-9132

THREE EASY WAYS TO VOTE YOUR VOTING INSTRUCTIONS

To vote by Telephone

1)	Read the Prospectus/Proxy Statement and have the voting instruction form at hand.
2)	Call 1-888-221-0697.
3)	Enter the 14-digit control number below and follow the simple instructions.

To vote by Internet

1)	Read the Prospectus/Proxy Statement and have the voting instruction form at hand.
2)	Go to www.proxyweb.com
3)	Enter the 14-digit control number below and follow the simple instructions.

To vote by Mail

1)	Read the Prospectus/Proxy Statement.
2)	Check the appropriate boxes on the reverse side.
3)	Sign and date the voting instruction form below.
4)	Return the voting instruction form in the envelope provided.

VOTING INSTRUCTIONS	VOTING INSTRUCTIONS

SPECIAL MEETING OF SHAREHOLDERS

Gartmore Mutual Funds

Nationwide Large Cap Growth Fund

**** CONTROL NUMBER: 999 999 999 999 99 ****

FUND NAME PRINTS HERE

The undersigned owner of a variable annuity or variable life insurance contract, revoking previous voting instructions, hereby instructs Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company to vote all shares of the Nationwide Large Cap Growth Fund (the “Large Cap Growth Fund”) of Gartmore Mutual Funds (the “Trust”) as indicated on the reverse side attributable to his or her variable annuity or variable life insurance contract as of October 1, 2003, at the Special Meeting of Shareholders to be held at 1200 River Road, Conshohocken, PA 19428, on Friday, December 12, 2003 at 9:00 a.m., Eastern time, and at any adjournments thereof. These voting instructions will be used to vote on the proposal described in the Prospectus/Proxy Statement as specified on the reverse side. Receipt of the Notice of Special Meeting and the accompanying Prospectus/Proxy Statement is hereby acknowledged.

PLEASE SIGN, DATE AND RETURN

PROMPTLY IN ENCLOSED ENVELOPE

Date	, 2003

Signature(s) (Title(s), if applicable) (Sign in the Box)

NOTE: Please sign exactly as your name appears on this Voting Instruction Form. If signing for estates, trusts, partnerships, or corporations, or in another fiduciary capacity, title or capacity should be stated. When the variable annuity or variable life insurance contract is held by joint tenants, both should sign.

LCG – VIF 12.03

EVERY VOTE IS IMPORTANT

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE.

NO POSTAGE REQUIRED IF MAILED IN THE U.S.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.

PLEASE DO NOT USE FINE POINT PENS.

Please refer to the Prospectus/Proxy Statement discussion of the Proposal.

IF NO SPECIFICATION IS MADE AND THIS VOTING INSTRUCTION FORM IS SIGNED AND RETURNED, THE VOTING INSTRUCTION FORM SHALL BE VOTED FOR THE PROPOSAL.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

1. To approve a Plan of Reorganization adopted by Gartmore Mutual Funds (the “Trust”), on behalf of the Large Cap Growth Fund and the Gartmore Growth Fund (the “Growth Fund”) series of the Trust, that provides for the acquisition by the Growth Fund of all of the assets, subject to liabilities, of the Large Cap Growth Fund, in exchange for Class A, Class B, Class C and Institutional Service Class shares of the Growth Fund, the distribution of such shares to the shareholders of the Large Cap Growth Fund and the dissolution of the Large Cap Growth Fund.

FOR        AGAINST         ABSTAIN

2. To grant the proxyholders authority to vote upon any other business that may properly come before the Meeting.

GRANT   WITHHOLD      ABSTAIN

IMPORTANT: PLEASE SIGN AND MAIL IN YOUR VOTING INSTRUCTION FORM . . . TODAY

PLEASE SIGN AND DATE ON THE REVERSE SIDE

LCG – VIF 12.03

PROXY TABULATOR

P.O. BOX 9132

HINGHAM, MA 02043-9132

THREE EASY WAYS TO VOTE YOUR PROXY

To vote by Telephone

1)	Read the Prospectus/Proxy Statement and have the Proxy card at hand.
2)	Call 1-888-221-0697.
3)	Enter the 14-digit control number below and follow the simple instructions.

To vote by Internet

1)	Read the Prospectus/Proxy Statement and have the Proxy card at hand.
2)	Go to www.proxyweb.com
3)	Enter the 14-digit control number below and follow the simple instructions.

To vote by Mail

1)	Read the Prospectus/Proxy Statement.
2)	Check the appropriate boxes on the reverse side.
3)	Sign and date the Proxy card below.
4)	Return the Proxy card in the envelope provided.

PROXY CARD	PROXY CARD

SPECIAL MEETING OF SHAREHOLDERS

Gartmore Mutual Funds

Gartmore Growth Fund

**** CONTROL NUMBER: 999 999 999 999 99 ****

FUND NAME PRINTS HERE

The undersigned hereby revokes all previous proxies for his or her shares and appoints William Baltrus and Mary Fran Ennis and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Gartmore Growth Fund series of Gartmore Mutual Funds (the “Trust”) that the undersigned is entitled to vote at the Special Meeting of Shareholders, including any adjournments thereof (the “Meeting”), to be held at 1200 River Road, Conshohocken, PA 19428 at 9:00 a.m., Eastern time, on Friday, December 12, 2003, upon such business as may properly be brought before the Meeting.

You are urged to date and sign this proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

Date	, 2003

Signature(s) (Sign in the Box)

NOTE: Please sign exactly as your name appears on this Proxy. If signing for estates, trusts, partnerships, or corporations, or in another fiduciary capacity, title or capacity should be stated. If shares are held jointly, each holder must sign.

IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY . . . TODAY

GGF – PC 12.03

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE.

NO POSTAGE REQUIRED IF MAILED IN THE U.S.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.

PLEASE DO NOT USE FINE POINT PENS.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED, THIS PROXY SHALL BE VOTED IN FAVOR OF THE PROPOSAL, REGARDING THE REORGANIZATION OF THE NATIONWIDE LARGE CAP GROWTH FUND PURSUANT TO THE PLAN OF REORGANIZATION ADOPTED BY THE TRUST. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

1. To approve a Plan of Reorganization adopted by Gartmore Mutual Funds (the “Trust”), on behalf of the Nationwide Large Cap Growth Fund (the “Large Cap Growth Fund”) and the Gartmore Growth Fund (the “Growth Fund”) series of the Trust, that provides for the acquisition by the Growth Fund of all of the assets, subject to liabilities, of the Large Cap Growth Fund, in exchange for Class A, Class B, Class C and Institutional Service Class shares of the Growth Fund, the distribution of such shares to the shareholders of the Large Cap Growth Fund and the dissolution of the Large Cap Growth Fund.

FOR    AGAINST    ABSTAIN

2. To grant the proxyholders authority to vote upon any other business that may properly come before the Meeting.

GRANT    WITHHOLD    ABSTAIN

IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY . . . TODAY

PLEASE SIGN AND DATE ON THE REVERSE SIDE

GGF – PC 12.03

PROXY TABULATOR

P.O. BOX 9132

HINGHAM, MA 02043-9132

THREE EASY WAYS TO VOTE YOUR VOTING INSTRUCTIONS

To vote by Telephone

1)	Read the Prospectus/Proxy Statement and have the voting instruction form at hand.
2)	Call 1-888-221-0697.
3)	Enter the 14-digit control number below and follow the simple instructions.

To vote by Internet

1)	Read the Prospectus/Proxy Statement and have the voting instruction form at hand.
2)	Go to www.proxyweb.com
3)	Enter the 14-digit control number below and follow the simple instructions.

To vote by Mail

1)	Read the Prospectus/Proxy Statement.
2)	Check the appropriate boxes on the reverse side.
3)	Sign and date the voting instruction form below.
4)	Return the voting instruction form in the envelope provided.

VOTING INSTRUCTIONS	VOTING INSTRUCTIONS

SPECIAL MEETING OF SHAREHOLDERS

Gartmore Mutual Funds

Gartmore Growth Fund

**** CONTROL NUMBER: 999 999 999 999 99 ****

FUND NAME PRINTS HERE

The undersigned owner of a variable annuity or variable life insurance contract, revoking previous voting instructions, hereby instructs Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company to vote all shares of the Gartmore Growth Fund (the “Growth Fund”) of Gartmore Mutual Funds (the “Trust”) as indicated on the reverse side attributable to his or her variable annuity or variable life insurance contract as of October 1, 2003, at the Special Meeting of Shareholders to be held at 1200 River Road, Conshohocken, PA 19428, on Friday, December 12, 2003 at 9:00 a.m., Eastern time, and at any adjournments thereof. These voting instructions will be used to vote on the proposal described in the Prospectus/Proxy Statement as specified on the reverse side.

Receipt of the Notice of Special Meeting and the accompanying Prospectus/Proxy Statement is hereby acknowledged.

PLEASE SIGN, DATE AND RETURN

PROMPTLY IN ENCLOSED ENVELOPE

Date	, 2003

Signature(s) (Title(s), if applicable) (Sign in the Box)

NOTE: Please sign exactly as your name appears on this Voting Instruction Form. If signing for estates, trusts, partnerships, or corporations, or in another fiduciary capacity, title or capacity should be stated. When the variable annuity or variable life insurance contract is held by joint tenants, both should sign.

GGF – VIF 12.03

EVERY VOTE IS IMPORTANT

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE.

NO POSTAGE REQUIRED IF MAILED IN THE U.S.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.

PLEASE DO NOT USE FINE POINT PENS.

Please refer to the Prospectus/Proxy Statement discussion of the Proposal.

IF NO SPECIFICATION IS MADE AND THIS VOTING INSTRUCTION FORM IS SIGNED AND RETURNED, THE VOTING INSTRUCTION FORM SHALL BE VOTED FOR THE PROPOSAL.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

1. To approve a Plan of Reorganization adopted by Gartmore Mutual Funds (the “Trust”), on behalf of the Nationwide Large Cap Growth Fund (the “Large Cap Growth Fund”) and the Growth Fund, that provides for the acquisition by the Growth Fund of all of the assets, subject to liabilities, of the Large Cap Growth Fund, in exchange for Class A, Class B, Class C and Institutional Service Class shares of the Growth Fund, the distribution of such shares to the shareholders of the Large Cap Growth Fund and the dissolution of the Large Cap Growth Fund.

FOR         AGAINST         ABSTAIN

2. To grant the proxyholders authority to vote upon any other business that may properly come before the Meeting.

GRANT     WITHHOLD     ABSTAIN

IMPORTANT: PLEASE SIGN AND MAIL IN YOUR VOTING INSTRUCTION FORM . . . TODAY

PLEASE SIGN AND DATE ON THE REVERSE SIDE

GGF – VIF 12.03

STATEMENT OF ADDITIONAL INFORMATION

FOR

GARTMORE MUTUAL FUNDS

October 22, 2003

Acquisition of all of the Assets, Subject to Liabilities, of the

NATIONWIDE LARGE CAP GROWTH FUND,

a series of

GARTMORE MUTUAL FUNDS

By and in exchange

for

Class A shares, Class B shares, Class C and Institutional Services Class shares of the

GARTMORE GROWTH FUND,

also a series of

GARTMORE MUTUAL FUNDS

This Statement of Additional Information (“SAI”) relates specifically to the proposed delivery of all of the assets, subject to liabilities, of the Nationwide Large Cap Growth Fund for shares of beneficial interest of the Gartmore Growth Fund.

This SAI consists of this Cover Page and the following documents. Each of these documents is enclosed with and is legally considered to be a part of this SAI:

1.	Gartmore Mutual Funds Combined Statement of Additional Information, dated October 1, 2003, as the same may be amended or supplemented from time to time.

2.	Projected (Pro Forma) after Transaction Financial Statements.

3.	Gartmore Mutual Funds’ Annual Reports to Shareholders for the year ended October 31, 2002, with respect to the Nationwide Large Cap Growth Fund and the Gartmore Growth Fund.

4.	Gartmore Mutual Funds’ Semi-Annual Reports to Shareholders for the period ended April 30, 2003, with respect to the Nationwide Large Cap Growth Fund and the Gartmore Growth Fund.

This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement, dated October 22, 2003, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-848-0920 or by writing to the Trust at 1200 River Road, Conshohocken, Pennsylvania 19428.

ATTACHMENTS TO SAI (PAGE 1 OF 4)

The Gartmore Mutual Funds Combined Statement of Additional Information, dated October 1, 2003, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the above-referenced Statement of Additional Information is incorporated herein by reference to the electronic filing made on October 8, 2003, of the definitive Statement of Additional Information filed pursuant to Rule 497(c) of the Securities Act o 1933, as amended [File Nos. 333-40455, 811-08495].

ATTACHMENTS TO SAI (PAGE 2 OF 4)

The following are unaudited projected (pro forma) financial statements that were prepared to indicate the anticipated financial information for the Growth Fund following the completion of the Reorganization. They consist of a Pro Forma Combining Statement of Assets and Liabilities; a Pro Forma Combining Statement of Operations; notes relating to the combining Statements; and a Combined Pro Forma Schedule of Portfolio Investments.

Gartmore Growth Fund

Nationwide Large Cap Growth

Pro Forma Combining Statements of Assets and Liabilities

As of April 30, 2003

(Unaudited)

	Gartmore Growth Fund	Nationwide Large Cap Growth	Pro Forma Adjustments		Pro Forma Combined (Note 1)
Assets:
Investment, at value (cost $259,701,604; $37,874,268 and $297,575,872, respectively)	$276,473,446	$35,138,173	$—		$311,611,619
Interest and dividends receivable	70,850	17,073	—		87,923
Receivable for investments sold	2,239,090	—	—		2,239,090
Receivable from Advisor	—	3,989	—		3,989
Prepaid expenses and other assets	25,255	14,433	—		39,688

Total Assets	278,808,641	35,173,668	—		313,982,309

Liabilities:
Payable to custodian	2,109	114,846	—		116,955
Payable for investments purchased	3,927,536	—	—		3,927,536
Accrued expenses and other payables:
Investment advisory fees	131,692	22,571	(6,349	)(a)	147,914
Fund administration fees	130,960	11,182			142,142
Distribution fees	3,771	6,784			10,555
Administrative servicing fees	2,691	4,209	—		6,900
Other	83,123	17,546	—		100,669

Total Liabilities	4,281,882	177,138	(6,349)		4,452,671

Net Assets	$274,526,759	$34,996,530	$6,349		$309,529,638

Represented by:
Capital	$597,325,780	$63,346,846	$—		$660,672,626
Accumulated net investment income (loss)	114,738	(49,226)	6,349	(a)	71,861
Accumulated net realized gains (losses) from investment transactions	(339,685,601)	(25,564,995)	—		(365,250,596)
Net unrealized appreciation (depreciation) on investments	16,771,842	(2,736,095)	—		14,035,747

Net Assets	$274,526,759	$34,996,530	$6,349		$309,529,638

Net Assets:
Class A Shares	$5,341,581	$26,634,118	$656		$31,976,355
Class B Shares	3,319,699	1,717,705	103		5,037,507
Class C Shares	76,857	46,916	3		123,776
Class D Shares	203,399,010	—	4,172		203,403,182
Institutional Services Class Shares	62,389,612	6,597,791	1,415		68,988,818

Total	$274,526,759	$34,996,530	$6,349		$309,529,638

Shares outstanding (unlimited number of shares authorized):
Class A Shares	1,081,691	3,925,263	1,468,249.84	(d)	6,475,204
Class B Shares	720,604	263,328	109,532.64	(d)	1,093,465
Class C Shares	16,670	7,191	2,984.91	(d)	26,846
Class D Shares	40,733,759	—	—	(d)	40,733,759
Institutional Services Class Shares	12,473,640	963,741	355,364.33	(d)	13,792,745

Total	55,026,364	5,159,523	1,936,132		62,122,019

Net asset value and offering price per share:
Class A Shares	$4.94	$6.79	—		$4.94
Class B Shares (b)	$4.61	$6.52	—		$4.61
Class C Shares (c)	$4.61	$6.52	—		$4.61
Class D Shares	$4.99	$—	—		$4.99
Institutional Services Class Shares	$5.00	$6.85	—		$5.00
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$5.24	$7.20			$5.24
Class C Shares	$4.66	$6.59			$4.66
Class D Shares	$5.23	$—			$5.23

Maximum Sales Charge—Class A Shares	5.75%	5.75%			5.75%

Maximum Sales Charge—Class C Shares	1.00%	1.00%			1.00%

Maximum Sales Charge—Class D Shares	4.50%	N/A			4.50%

(a)	Change based on assumption that current advisory fee structure for the Gartmore Growth Fund would have been in place as of April 30, 2003.
(b)	For Class B shares, the redemption price per share varies by length of time share are held.
(c)	For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year.
(d)	Shares adjusted to reflect the purchase into the Gartmore Growth Fund at the corresponding classes net asset value.

Gartmore Growth Fund

Nationwide Large Cap Growth

Pro Forma Combining Statements of Operations

For the twelve months ended April 30, 2003

(Unaudited)

	Gartmore Growth Fund	Nationwide Large Cap Growth	Pro Forma Adjustments		Pro Forma Combined (Note 1)
Investment Income:
Interest income	$27,249	$9,534	$—		$36,783
Dividend income	2,621,824	384,633	—		3,006,457

Total Income	2,649,073	394,167	—		3,043,240

Expenses:
Investment advisory fees	1,720,532	287,911	(80,927	)(a)	1,927,516
Fund administration and transfer agent fees	487,090	65,709	—		552,799
Distribution fees Class A	12,629	69,832			82,461
Distribution fees Class B	34,457	18,150	—		52,607
Distribution fees Class C	576	392	—		968
Administrative servicing fees Class A	1,184	39,352	—		40,536
Administrative servicing fees Class D	24,630	—	—		24,630
Administrative servicing fees Institutional Service Class	—	15,570	—		15,570
Professional fees	43,581	749	—		44,330
Registration and filing fees	53,266	30,834	(30,000	)(b)	54,100
Printing expenses	116,699	851	—		117,550
Other	40,825	17,825	—		58,650

Total expenses before waived or reimbursed expenses	2,535,469	547,175	(110,927)		2,971,717
Expenses waived or reimbursed	—	(25,347)	25,347		—

Total Expenses	2,535,469	521,828	(85,580)		2,971,717

Net Investment Income (Loss)	113,604	(127,661)	85,580		71,523

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions	(83,924,915)	(11,285,246)	—		(95,210,161)
Net change in unrealized appreciation/depreciation on investments	15,540,460	4,147,626	—		19,688,086

Net realized /unrealized gains (losses) on investments	(68,384,455)	(7,137,620)	—		(75,522,075)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(68,270,851)	$(7,265,281)	$85,580		$(75,450,552)

(a)	Change based on assumption that current advisory fee structure for the Gartmore Growth Fund would have been in place during the period.
(b)	Change based on assumption that cost would decrease due to a reduction in duplication of state registration cost.

Gartmore Mutual Funds

Notes to Pro Forma Financial Statements

(Unaudited)

1.    Basis of Combination:

The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedule of Portfolio Investments reflect the accounts of two investment portfolios offered by Gartmore Mutual Funds, an Ohio business trust (the “Trust”): Nationwide Large Cap Growth Fund (“Large Cap Growth Fund”) and Gartmore Growth Fund (“Growth Fund”) (individually a “Fund,” collectively the “Funds”) as if the proposed reorganization (the “Reorganization”) occurred as of and for the year ended April 30, 2003 and taking into account contractual fee changes expected to have a continuing impact on the Funds. These statements have been derived from books and records utilized in calculating daily net asset value at April 30, 2003.

The Plan of Reorganization provides that the Growth Fund would acquire all of the assets and subject to liabilities, of the Large Cap Growth Fund in exchange solely for corresponding classes of the Growth Fund’s shares. The Reorganization is anticipated to occur on or about December 22, 2003 (the “Closing Date”).

For accounting purposes, the historical basis of assets and liabilities of the Growth Fund will survive the Reorganization.

In exchange for the transfer of assets, subject to liabilities, the Growth Fund will issue to the Large Cap Growth Fund full and fractional shares of the corresponding class of the Growth Fund, and the Large Cap Growth Fund will make a liquidating distribution of such shares to its shareholders. The value of the shares of the Growth Fund so issued will be equal in value to the full and fractional shares of the Large Cap Growth Fund that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of the Large Cap Growth Fund will attach to the assets so transferred to the Growth Fund and may thereafter be enforced against the Growth Fund to the extent of the assets received as if such liabilities had been incurred by it.

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Under generally accepted accounting principles, the Growth Fund’s basis, for purposes of determining net asset value, of the assets and liabilities of the Large Cap Growth Fund will be the fair market value of such assets and liabilities computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. eastern time) on the business day proceeding the Closing Date. The Growth Fund will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization.

It is the Growth Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains to shareholders. Net investment income and short-term gains are taxed as ordinary income.

1

Gartmore Mutual Funds

Notes to Pro Forma Financial Statements—Continued

(Unaudited)

Accordingly, no provision for federal taxes is required in the financial statements.

The accompanying pro forma financial statements represent the Growth Fund, and reflect the combined results of operations of the Growth Fund. However, should the Reorganization be effected, the historical statements of operations of the Growth Fund will not be restated to take into account the addition of the Large Cap Growth Fund’s assets and liabilities. The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference into the Statement of Additional Information.

2.    Expenses:

Investment Advisory Fees:

Under the terms of an Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“Gartmore”) manages the investment of the assets and supervises the daily business affairs of the Funds. Gartmore also provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Large Cap Growth Fund. Goldman Sachs Asset Management, L.P. (“GSAM”) manages all of the Large Cap Growth Fund’s investments and has the responsibility for making all of the day-to-day investment decisions for the Large Cap Growth Fund.

Under the terms of the Investment Advisory Agreement, the Funds pay Gartmore an annual investment advisory fee based on that Fund’s average daily net assets. From such fees, for the Large Cap Growth Fund, pursuant to the sub-advisory agreement, Gartmore pays fees to GSAM. Additional information regarding investment advisory fees for Gartmore and the subadvisory fee is as follows for the year ended April 30, 2003:

Fund	Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Growth Fund	Up to $250 million On the next $750 million On the next $1 billion On the next $3 billion On $5 billion and more	0.60% 0.575% 0.55% 0.525% 0.50%	0.60% 0.575% 0.55% 0.525% 0.50%	N/A
Large Cap Growth Fund	Up to $150 million On $150 million and more	0.80% 0.70%	0.40% 0.40%	0.40% 0.30%

Fund Administration and Transfer Agency Fees:

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust (“GSA”) provides various administrative and accounting services to the Funds. Gartmore Investor Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Funds. The fees for the services provided under both agreements are combined and calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then

2

Gartmore Mutual Funds

Notes to Pro Forma Financial Statements—Continued

(Unaudited)

allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

Combined Fee Schedule*
Up to $1 billion	0.25%
$1 billion and more up to $3 billion	0.18%
$3 billion and more up to $4 billion	0.14%
$4 billion and more up to $5 billion	0.07%
$5 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations Moderately Aggressive Fund, Gartmore Investor Destinations Moderate Fund, Gartmore Investor Destinations Moderately Conservative Fund and Gartmore Investor Destinations Conservative Fund (together, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

Pro Forma Adjustments and Pro Forma Combined Columns:

The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Large Cap Growth Fund was included in the Growth Fund for the year ended April 30, 2003. The investment advisory fee in the pro forma combined column is calculated at the rate in effect for the Growth Fund based upon the combined net assets of the Large Cap Growth Fund and the Growth Fund.

The pro forma Schedule of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at April 30, 2003.

Reorganization Expenses:

The expenses of completing the Reorganization, including the costs of the solicitation of proxies, will be paid by Gartmore or one of its affiliates, not by either of the Funds or their shareholders.

3.    Portfolio Valuation, Securities Transactions and Related Income:

Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

3

Gartmore Mutual Funds

Notes to Pro Forma Financial Statements—Continued

(Unaudited)

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees.

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

4

Gartmore Growth Fund / Nationwide Large Cap Growth Fund

Proforma Combined Schedule of Portfolio Investments	April 30, 2003

(Unaudited)

Fund 1 represents Gartmore Growth Fund. Fund 2 represents the Nationwide Large Cap Growth Fund.

Fund 1 Shares/Principal	Fund 2 Shares	Proforma Combined Shares/ Principal	Security Description	Fund 1 Market Value	Fund 2 Market Value		Proforma Combined Market Value
Common Stocks (100.2%)
Aerospace / Defense (1.0%)
60,000		60,000	Lockheed Martin Corp.	$3,003,000	$		$3,003,000

Agricultural Operations (0.1%)
	2,700	2,700	Monsanto Co.			46,980	46,980

Airlines (0.5%)
48,000		48,000	JetBlue Airways Corp. (b)	1,508,640			1,508,640

Analytical Instruments (0.2%)
	11,700	11,700	Applera Corp.—Applied Biosystems Group			205,101	205,101
	11,500	11,500	Waters Corp. (b)			276,115	276,115
						481,216	481,216

Automotive (1.2%)
44,400		44,400	Advance Auto Parts, Inc. (b)	2,208,456			2,208,456
32,500		32,500	Harley-Davidson, Inc.	1,444,300			1,444,300
				3,652,756			3,652,756

Banks (0.6%)
	4,700	4,700	Bank of America Corp.			348,035	348,035
43,500		43,500	North Fork Bancorp., Inc.	1,407,660			1,407,660
				1,407,660		348,035	1,755,695

Batteries (0.0%)
	1	1	Energizer Holdings, Inc. (b)			29	29

Biotechnology (2.3%)
110,000	7,688	117,688	Amgen, Inc. (b)	6,744,100		471,351	7,215,451

Broadcast Media / Cable Television (4.4%)
238,700		238,700	AOL Time Warner, Inc. (b)	3,265,416			3,265,416
106,300	6,000	112,300	Clear Channel Communications, Inc. (b)	4,157,393		234,660	4,392,053
59,000	12,400	71,400	Fox Entertainment Group, Inc. (b)	1,498,600		314,960	1,813,560
	2,200	2,200	The McGraw-Hill Companies, Inc.			128,458	128,458
86,000	4,770	90,770	Viacom, Inc. Class B (b)	3,733,260		207,066	3,940,326
				12,654,669		885,144	13,539,813

Business Services (2.0%)
68,000		68,000	Aramark Corp.	1,561,280			1,561,280
	8,300	8,300	Bearingpoint, Inc. (b)			67,811	67,811
72,800	4,600	77,400	First Data Corp.	2,855,944		180,458	3,036,402
50,000		50,000	Fiserv, Inc. (b)	1,472,000			1,472,000
				5,889,224		248,269	6,137,493

Capital Goods (4.9%)
451,900	68,000	519,900	General Electric Co.	13,308,455	2,002,600	15,311,055

Chemicals (0.4%)
23,000		23,000	Praxair, Inc.	1,335,840		1,335,840

Commercial Services (0.1%)
	4,500	4,500	Deluxe Corp.		198,045	198,045

Communication Equipment (1.1%)
	15,300	15,300	Motorola, Inc.		121,023	121,023
200,000		200,000	Zimmer Holdings, Inc. (b)	3,314,000		3,314,000

				3,314,000	121,023	3,435,023

Communications (0.0%)
	900	900	Comcast Corp. Class A		28,719	28,719

Computer Data Security (0.1%)
	10,500	10,500	SanDisk Corp. (b)		254,100	254,100

Computer Equipment (3.9%)
220,000	29,600	249,600	Dell Computer Corp. (b)	6,360,200	855,736	7,215,936
340,000		340,000	EMC Corp. (b)	3,090,600		3,090,600
	2,100	2,100	Hewlett-Packard Co.		34,230	34,230
14,000	2,200	16,200	International Business Machines Corp.	1,188,600	186,780	1,375,380
	4,000	4,000	Lexmark International Group, Inc. Class A		298,040	298,040

				10,639,400	1,374,786	12,014,186

Computer Networks (2.0%)
385,000	36,000	421,000	Cisco Systems, Inc. (b)	5,790,400	541,440	6,331,840

Computer Software & Services (10.0%)
42,000		42,000	Affiliated Computer Services, Inc. Class A (b)	2,003,400		2,003,400
	12,000	12,000	BMC Software, Inc. (b)		179,040	179,040
72,000		72,000	Cognos, Inc. (b)	1,954,080		1,954,080
	5,000	5,000	Electronic Arts, Inc. (b)		296,350	296,350
	1,500	1,500	Intuit, Inc. (b)		58,170	58,170
70,000		70,000	Mercury Interactive Corp.	2,375,800		2,375,800
484,000	75,900	559,900	Microsoft Corp.	12,375,880	1,940,763	14,316,643
265,000	40,800	305,800	Oracle Corp. (b)	3,148,200	484,704	3,632,904
	58,500	58,500	SAP AG ADR	1,492,335		1,492,335
	10,300	10,300	SunGard Data Systems, Inc. (b)		221,450	221,450
82,800	8,600	91,400	Symantec Corp. (b)	3,639,060	377,970	4,017,030
	3,500	3,500	Unisys Corp. (b)		36,400	36,400

				26,988,755	3,594,847	30,583,602

Conglomerates (0.4%)
10,200		10,200	3M Co.	1,285,608		1,285,608

Construction & Building Materials (0.1%)
	5,700	5,700	Sherwin-Williams Co.		158,916	158,916

Consumer Non-Cyclical (0.0%)
	4,000	4,000	Estee Lauder Co., Inc. (The) Class A		130,000	130,000

Consumer Products (2.2%)

27,100		27,100	Alberto-Culver Co. Class B	1,335,488		1,335,488
	2,500	2,500	Avon Products, Inc.		145,425	145,425
	4,300	4,300	Clorox Co. (The)		194,446	194,446
	6,500	6,500	Colgate-Palmolive Co.		371,605	371,605
43,990	7,900	51,890	The Procter & Gamble Co.	3,952,502	709,815	4,662,317
	1,800	1,800	Whirlpool Corp.		96,282	96,282

				5,287,990	1,517,573	6,805,563

Containers (0.1%)
	4,100	4,100	Ball Corp.		230,256	230,256

Credit Reporting Services (0.1%)
	8,100	8,100	Moody’s, Inc.		391,149	391,149

Crude Petroleum & Natural Gas (0.0%)
	1,866	1,866	XTO Energy, Inc.		36,387	36,387

Drugs (12.0%)
65,000	6,100	71,100	Abbott Laboratories	2,640,950	247,843	2,888,793
	800	800	Biogen, Inc. (b)		30,392	30,392
31,000		31,000	Biovail Corp. (b)	1,120,650		1,120,650
	4,400	4,400	Chiron Corp. (b)		179,652	179,652
	1,700	1,700	Eli Lilly & Co.		108,494	108,494
	600	600	Forest Laboratories, Inc. Class A		31,032	31,032
	4,100	4,100	Genentech, Inc.		155,759	155,759
13,000		13,000	Medicis Pharmaceutical Corp. (b)	749,320		749,320
	9,600	9,600	Medimmune, Inc. (b)		338,592	338,592
109,600	16,400	126,000	Merck & Co., Inc.	6,376,528	954,152	7,330,680
530,160	64,355	594,515	Pfizer, Inc.	16,302,420	1,978,917	18,281,337
50,000		50,000	Teva Pharmaceutical Industries Ltd.	2,335,000		2,335,000
98,300	1,900	100,200	Wyeth	4,278,999	82,707	4,361,706

				33,803,867	4,107,540	37,911,407

Drugs & Healthcare (0.2%)
	4,200	4,200	Aetna, Inc.		209,160	209,160
	8,400	8,400	Health Net, Inc. (b)		219,156	219,156
	4,000	4,000	Humana, Inc. (b)		44,200	44,200

					472,516	472,516

Educational Services (0.0%)
	1,700	1,700	Apollo Group, Inc. (b)		92,138	92,138

Electric Services (0.0%)
	5,550	5,550	Vishay Intertechnology, Inc. (b)		69,375	69,375

Electrical Equipment (0.1%)
	2,600	2,600	Agilent Technologies, Inc. (b)		41,652	41,652
	3,300	3,300	Grainger (W.W.), Inc.		152,295	152,295
	1,800	1,800	Rockwell International Corp.		41,040	41,040

					234,987	234,987

Electronics (0.2%)
	7,300	7,300	Arrow Electronics, Inc. (b)		123,224	123,224
	14,800	14,800	Avnet, Inc.(b)		188,700	188,700
	1,800	1,800	Fisher Scientific International, Inc. (b)		51,858	51,858
	6,200	6,200	Jabil Circuit, Inc. (b)		115,940	115,940

					479,722	479,722

Entertainment (0.2%)
22,600		22,600	Carnival Corp.	623,534		623,534

Financial (0.0%)
	1,200	1,200	Countrywide Credit Industries, Inc.		81,120	81,120

Financial / Banks (0.1%)
	3,500	3,500	Bear Stearns Cos., Inc.		233,940	233,940

Financial Services (8.5%)
77,100	8,900	86,000	American Express Co.	2,919,006	336,954	3,255,960
52,500		52,500	Capital One Financial Corp.	2,198,175		2,198,175
115,000	9,800	124,800	Citigroup, Inc.	4,513,750	384,650	4,898,400
71,500	2,900	74,400	Fannie Mae	5,175,885	209,931	5,385,816
24,600	3,800	28,400	Freddie Mac	1,424,340	220,020	1,644,360
50,000		50,000	Legg Mason, Inc.	2,715,000		2,715,000
	3,700	3,700	Lehman Brothers Holdings, Inc.		232,989	232,989
	6,300	6,300	Marsh & McLennan Cos., Inc.		300,384	300,384
77,500	15,250	92,750	MBNA Corp.	1,464,750	288,225	1,752,975
45,600		45,600	Morgan Stanley	2,040,600		2,040,600
	8,400	8,400	Prudential Financial, Inc.		268,548	268,548
	1,300	1,300	SLM Corp.		145,600	145,600
31,650		31,650	Wells Fargo & Co.	1,527,429		1,527,429

				23,978,935	2,387,301	26,366,236

Food & Beverage (4.3%)
105,900	5,500	111,400	Coca-Cola Co.	4,278,360	222,200	4,500,560
25,000		25,000	Kellogg Co.	818,500		818,500
	9,300	9,300	Kraft Foods, Inc. Class A		287,370	287,370
140,000	5,600	145,600	PepsiCo, Inc.	6,059,200	242,368	6,301,568
	1,000	1,000	Performance Food Group Co. (b)		35,080	35,080
34,000	17,700	51,700	Sysco Corp.	976,820	508,521	1,485,341

				12,132,880	1,295,539	13,428,419

Food / Beverage & Related (0.1%)
	3,100	3,100	Archer-Daniels-Midland Co.		34,348	34,348
	21,500	21,500	Tyson Foods, Inc. Class		207,045	207,045

					241,393	241,393

Freight Transportation (0.0%)
	2,300	2,300	Airborne, Inc.		45,678	45,678

Gold Ores (0.0%)
	5,400	5,400	Freeport-McMoRan Copper & Gold, Inc.		93,474	93,474

Health Services (0.1%)
	6,200	6,200	PacifiCare Health Systems, Inc. (b)		197,408	197,408

Healthcare (8.6%)
	5,200	5,200	Becton Dickinson & Co.		184,080	184,080
75,000	9,900	84,900	Boston Scientific Corp. (b)	3,228,750	426,195	3,654,945
20,000	8,618	28,618	Cardinal Health, Inc.	1,105,600	476,403	1,582,003
36,000		36,000	Express Scripts, Inc. (b)	2,122,560		2,122,560
184,400	27,400	211,800	Johnson & Johnson	10,392,784	1,544,263	11,937,047

50,000	3,300	53,300	Medtronic, Inc.	2,387,000	157,542	2,544,542
40,000		40,000	St. Jude Medical, Inc. (b)	2,098,400		2,098,400
	1,600	1,600	Stryker Corp.		107,216	107,216
17,500	2,100	19,600	UnitedHealth Group, Inc.	1,612,275	193,473	1,805,748
8,800		8,800	WellPoint Health Networks, Inc. (b)	668,272		668,272

				23,615,641	3,089,172	26,704,813

Hospital & Medical Service Plans (0.0%)
	1,000	1,000	Mid Atlantic Medical Services, Inc. (b)		43,550	43,550

Insurance (1.6%)
84,000	1,600	85,600	American International Group, Inc.	4,867,800	92,720	4,960,520
	2,700	2,700	CNA Financial Corp. (b)		64,665	64,665
	3,800	3,800	MetLife, Inc.		109,174	109,174

				4,867,800	266,559	5,134,359

Life Insurance (0.1%)
	7,500	7,500	Principal Financial Group		218,250	218,250

Manufacturing (0.7%)
29,900		29,900	Danaher Corp.	2,062,502		2,062,502

Medical Products (1.4%)
52,500	2,100	54,600	Genzyme Corp. (b)	2,114,700	84,588	2,199,288
40,000	8,600	48,600	Zimmer Holdings, Inc. (b)	1,876,000	403,340	2,279,340

				3,990,700	487,928	4,478,628

Metal Processors (0.0%)
	1,800	1,800	Thermo Electron Corp. (b)		32,706	32,706

Multimedia (0.0%)
	2,900	2,900	Cox Radio, Inc. (b)		66,149	66,149
	3,600	3,600	Hearst - Argyle Television, Inc. (b)		86,724	86,724
					152,873	152,873

Oil & Gas (1.2%)
21,340		21,340	Apache Corp.	1,221,715		1,221,715
55,000		55,000	Murphy Oil Corp.	2,290,750		2,290,750
	14,700	14,700	Transocean Sedco Forex, Inc.		280,035	280,035

				3,512,465	280,035	3,792,500

Oil Equipment & Services (0.1%)
	8,900	8,900	Halliburton Co.		190,549	190,549

Pharmaceuticals (0.1%)
	9,300	9,300	McKesson Corp.		257,982	257,982
	4,800	4,800	Millenium Pharmaceuticals, Inc. (b)		52,800	52,800

					310,782	310,782

Photography (0.0%)
	4,500	4,500	Eastman Kodak Co.		134,595	134,595

Restaurants (0.9%)
40,000		40,000	Applebee’s International, Inc.	1,096,000		1,096,000
57,200		57,200	Brinker International, Inc. (b)	1,816,100		1,816,100

				2,912,100		2,912,100

Retail (11.8%)
48,000		48,000	Abercrombie & Fitch Co. (b)	1,578,240		1,578,240
	14,500	14,500	Amazon.com, Inc. (b)		415,715	415,715
	8,500	8,500	CVS Corp.		205,785	205,785
	2,000	2,000	Dillard’s, Inc., Class A		27,960	27,960
142,500	5,400	147,900	Home Depot, Inc.	4,008,525	151,902	4,160,427
49,000		49,000	Kohl’s Corp. (b)	2,783,200		2,783,200
140,000		140,000	Lowe’s Companies, Inc.	6,144,600		6,144,600
	18,600	18,600	Penney (J.C), Co., Inc.		317,316	317,316
	1,000	1,000	Ross Stores, Inc.		37,900	37,900
	7,900	7,900	Saks, Inc. (b)		70,705	70,705
	21,200	21,200	Staples, Inc. (b)		403,648	403,648
	14,600	14,600	Starbucks Corp. (b)		342,954	342,954
	2,100	2,100	Supervalu, Inc.		34,587	34,587
164,000		164,000	Target Corp.	5,484,160		5,484,160
313,500		313,500	The Gap, Inc.	5,213,505		5,213,505
	4,100	4,100	TJX Cos., Inc.		78,925	78,925
	6,100	6,100	Toys ‘R’ Us, Inc. (b)		62,525	62,525
102,597	27,600	130,197	Wal-Mart Stores, Inc.	5,778,263	1,554,432	7,332,695
54,000	6,500	60,500	Williams-Sonoma, Inc. (b)	1,397,520	168,220	1,565,740

				32,388,013	3,872,574	36,260,587

Semiconductors (7.7%)
1,000,000		1,000,000	Agere Systems, Inc. Class A (b)	1,790,000		1,790,000
62,600		62,600	Analog Devices, Inc. (b)	2,073,312		2,073,312
123,000	4,400	127,400	Applied Materials, Inc. (b)	1,795,800	64,240	1,860,040
141,000		141,000	Emulex Corp.(b)	2,889,090		2,889,090
508,600	48,000	556,600	Intel Corp.	9,358,240	883,200	10,241,440
33,000		33,000	KLA-Tencor Corp. (b)	1,353,000		1,353,000
45,300		45,300	Maxim Integrated Products, Inc.	1,779,837		1,779,837
50,000		50,000	Novellus Systems, Inc. (b)	1,402,000		1,402,000
	7,000	7,000	Texas Instruments, Inc.		129,430	129,430

				22,441,279	1,076,870	23,518,149

Services (0.1%)
	5,300	5,300	Manpower, Inc.		174,264	174,264

Technology (0.0%)
	11,800	11,800	Ingram Micro, Inc. (b)		118,000	118,000

Telecommunications (2.3%)
	3,500	3,500	Advanced Fibre Communications, Inc. (b)		53,550	53,550
305,000	8,800	313,800	AT&T Wireless Services, Inc. (b)	1,970,300	56,848	2,027,148
64,000		64,000	Juniper Networks, Inc.	654,080		654,080
	2,600	2,600	Nextel Communications, Inc. (b)		38,454	38,454
52,500	16,400	68,900	Qualcomm, Inc.	1,674,225	522,996	2,197,221
	14,900	14,900	Qwest Communications International, Inc. (b)		56,173	56,173
	11,600	11,600	SBC Communications, Inc.		270,976	270,976
	7,400	7,400	Sprint Corp. (FON Group)		85,174	85,174
	3,100	3,100	US Cellular Corp. (b)		74,555	74,555
40,600		40,600	Verizon Communications, Inc.	1,517,628		1,517,628
	1	1	Worldcom, Inc. (b)		0	0

				5,816,233	1,158,726	6,974,959

Telephone Communication (0.0%)
	8,900	8,900	PanAmSat Corp. (b)		153,970	153,970

Video Tape Rental (0.0%)
	3,500	3,500	Blockbuster, Inc.		62,580	62,580

Waste Disposal (0.0%)
	2,800	2,800	Waste Management, Inc.		60,816	60,816

Wholesale Durable Goods (0.1%)
	10,600	10,600	Petsmart, Inc. (b)		160,378	160,378

Total Common Stock				274,956,446	35,138,173	310,094,619

Commercial Paper (0.5%)

Insurance (0.5%)
$1,517,000		$1,517,000	Allstate Corp., 1.34%, 05/01/03	1,517,000		1,517,000

Total Commercial Paper				1,517,000		1,517,000

Total Investments—100.7% (Cost $259,701,604; $37,874,268 and $297,575,872; Respectively) (a)				$276,473,446	$35,138,173	$311,611,619

(a)	Cost for federal income tax and financial reporting purposed differ from value by net unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

The categories of investments are shown as a percentage of the proforma combined net assets.

See notes to financial statements.

ATTACHMENTS TO SAI (PAGE 3 OF 4)

GARTMORE MUTUAL FUNDS ANNUAL REPORTS

TO SHAREHOLDERS, FOR THE YEAR ENDED OCTOBER 31, 2002

The Gartmore Mutual Funds Annual Reports to Shareholders for the Gartmore Growth Fund and the Nationwide Large Cap Growth Fund, for the year ended October 31, 2002, are part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the above-referenced shareholder reports are incorporated herein by reference to the electronic filings made on January 10, 2003, pursuant to Rule 30d-1 [File No. 811-08495].

ATTACHMENTS TO SAI (PAGE 4 OF 4)

GARTMORE MUTUAL FUNDS SEMI-ANNUAL REPORTS

TO SHAREHOLDERS, FOR THE PERIOD ENDED APRIL 30, 2003

The Gartmore Mutual Funds Semi-Annual Reports to Shareholders for the Gartmore Growth Fund and the Nationwide Large Cap Growth Fund, for the period ended April 30, 2003, are part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the above-referenced shareholder reports are incorporated herein by reference to the electronic filing made on July 10, 2003, pursuant to Rule 30d-1 [File No. 811-08495].